UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 2/28/2017

Item 1. Reports to Stockholders.

Semiannual 2/28/2017

OppenheimerFunds®

The Right Way to Invest

Oppenheimer Limited-Term Bond Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 2/28/17

	Class A Shares of the Fund
			Bloomberg Barclays
	Without Sales Charge	With Sales Charge	U.S. Aggregate Bond
			Index 1-3 Years
6-Month	0.26%	-2.00%	0.09%
1-Year	2.79	0.47	1.04
5-Year	1.62	1.16	0.94
10-Year	3.40	3.17	2.46

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 2.25% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

2        OPPENHEIMER LIMITED-TERM BOND FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) produced a return of 0.26% during the reporting period. On a relative basis, the Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index 1-3 Years (the “Index”), which returned 0.09% during the same period.

MARKET OVERVIEW

It was a volatile reporting period for fixed-income markets. Markets turned to general risk on mode after the surprise election of Donald Trump with equities climbing, credit spreads narrowing to the tightest levels since early 2015, and U.S. Treasury yields climbing to levels not experienced since 2014. Central Bank policy was also a major focus this reporting period, with statements and actions from the Federal Reserve (the “Fed”), Bank of Japan (“BoJ”), European Central Bank (“ECB”), and more, fueling movements in global capital markets. Improved economic data and outlook led the Fed to hike its policy rates by 0.25% in December, meeting market expectations. The Fed’s policy making Federal Open Market Committee posted a modestly optimistic outlook and noted a likely continuation of gradually rates hikes.

This environment was generally positive with spread sectors including corporate bonds, non-agency mortgage-backed securities (“MBS”) and agency MBS outperforming Treasuries with similar maturities.

FUND REVIEW

Against this backdrop, the Fund’s outperformance versus the Index stemmed primarily from security selection within investment grade corporate bonds. In addition, security selection in asset-backed securities and an underweight position in Treasuries resulted in outperformance versus the Index. Detracting slightly from performance this reporting period was the Fund’s security selection within agency MBS.

STRATEGY & OUTLOOK

With markets largely taking the transition of the U.S. Government in stride, global central banks as well as the general macro environment remained relatively quiet. These conditions continue to point to the Fed staying their prescribed course for two or three hikes in 2017. The first came shortly after the reporting period ended in March. Although the risk does exist that actions of the proposed policies of the new U.S. Government could result in a more hawkish than expected Fed, the team ultimately continues to believe that global central banks will remain dovish and that Treasury rates should remain relatively low and range-bound due to strong foreign appetite.

From a portfolio positioning perspective, the team continues to maintain its strategic underweight to U.S. Treasuries while retaining a neutral duration posture relative to the

3        OPPENHEIMER LIMITED-TERM BOND FUND

Index as it typically does not make large interest rate bets. In lieu of Treasuries, the team continues to hold agency MBS as high-quality assets that offer additional yield potential. That being said, the team reduced its agency MBS exposure in light of the recent interest rate volatility and in expectation that the Fed may begin messaging the end of its reinvestment program – a potentially large headwind for the sector. Additionally, while still favoring diversified corporate and structured credit exposure, the team is more cautious on credit in general as it believes we currently reside in the second half of the credit cycle. As a result, the team is less likely to meaningfully increase risk, absent specific relative value opportunities. The team typically avoids B-rated and below high yield corporate bonds as well as emerging market debt.

Peter A Strzalkowski, CFA Portfolio Manager

4        OPPENHEIMER LIMITED-TERM BOND FUND

Top Holdings and Allocations

PORTFOLIO ALLOCATION

Non-Convertible Corporate Bonds and Notes	66.9%
Asset-Backed Securities	15.3
Mortgage-Backed Obligations
Government Agency	4.9
Non-Agency	8.8
Short-Term Notes	2.0
Investment Company
Oppenheimer Institutional Government Money Market Fund*	1.8
U.S. Government Obligation	0.3

* Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2017, and are based on the total market value of investments.

5        OPPENHEIMER LIMITED-TERM BOND FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 2/28/17

	Inception
	Date	6-Month	1-Year	5-Year		10-Year
Class A (OUSGX)	8/16/85	0.26%	2.79%	1.62%		3.40%
Class B (UGTBX)	7/21/95	0.07	1.95	0.84		2.96
Class C (OUSCX)	12/1/93	0.07	1.96	0.85		2.64
Class I (OUSIX)	8/1/13	0.67	3.18	2.12	*	N/A
Class R (OUSNX)	3/1/01	0.11	2.48	1.34		3.14
Class Y (OUSYX)	5/18/98	0.35	2.98	1.86		3.66

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 2/28/17

	Inception
	Date	6-Month	1-Year	5-Year		10-Year
Class A (OUSGX)	8/16/85	-2.00%	0.47%	1.16%		3.17%
Class B (UGTBX)	7/21/95	-3.90	-2.05	0.66		2.96
Class C (OUSCX)	12/1/93	-0.92	0.96	0.85		2.64
Class I (OUSIX)	8/1/13	0.67	3.18	2.12	*	N/A
Class R (OUSNX)	3/1/01	0.11	2.48	1.34		3.14
Class Y (OUSYX)	5/18/98	0.35	2.98	1.86		3.66

*Shows performance since inception.

STANDARDIZED YIELDS

For the 30 Days Ended 2/28/17
Class A	1.97%
Class B	1.17
Class C	1.20
Class I	2.38
Class R	1.71
Class Y	2.19

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800. CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1- year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge (“CDSC”) of 1% for the 1-year period. Returns for periods of less than one year are cumulative and not annualized. See Fund prospectuses and summary prospectuses for more information on share classes and sales charges.

6        OPPENHEIMER LIMITED-TERM BOND FUND

Standardized yield is based on net investment income for the 30-day period ended 2/28/17 and the maximum offering price at the end of the period for Class A shares and the net asset value for Class B, Class C, Class I, Class R and Class Y shares. Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

The Fund’s performance is compared to that of the Bloomberg Barclays U.S. Aggregate Bond Index 1-3 Years, which is an unmanaged index of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years. The Index is unmanaged and cannot be purchased directly by investors. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments comprising the indices. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

7        OPPENHEIMER LIMITED-TERM BOND FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended February 28, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8        OPPENHEIMER LIMITED-TERM BOND FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	September 1, 2016	February 28, 2017	February 28, 2017
Class A	$ 1,000.00	$ 1,002.60	$ 4.08
Class B	1,000.00	1,000.70	8.17
Class C	1,000.00	1,000.70	8.17
Class I	1,000.00	1,006.70	2.24
Class R	1,000.00	1,001.10	5.62
Class Y	1,000.00	1,003.50	3.18

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,020.73	4.12
Class B	1,000.00	1,016.66	8.23
Class C	1,000.00	1,016.66	8.23
Class I	1,000.00	1,022.56	2.26
Class R	1,000.00	1,019.19	5.67
Class Y	1,000.00	1,021.62	3.21

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended February 28, 2017 are as follows:

Class	Expense Ratios
Class A	0.82%
Class B	1.64
Class C	1.64
Class I	0.45
Class R	1.13
Class Y	0.64

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

9        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS February 28, 2017 Unaudited

	Principal Amount	Value
Asset-Backed Securities—15.3%
Auto Loan—13.8%
American Credit Acceptance Receivables Trust:
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	$98,869	$98,906
Series 2014-4, Cl. B, 2.60%, 10/10/17[1]	315,786	316,396
Series 2014-4, Cl. D, 5.24%, 2/10/22[1]	2,500,000	2,567,904
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	2,239,655	2,249,325
Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	2,825,000	2,843,392
Series 2015-2, Cl. C, 4.32%, 5/12/21[1]	4,000,000	4,103,615
Series 2015-3, Cl. B, 3.56%, 10/12/21[1]	2,950,000	2,982,453
AmeriCredit Automobile Receivables Trust:
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	4,770,000	4,808,244
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,065,000	1,079,384
Series 2013-4, Cl. D, 3.31%, 10/8/19	1,218,000	1,236,374
Series 2014-1, Cl. E, 3.58%, 8/9/21	675,000	687,347
Series 2014-2, Cl. E, 3.37%, 11/8/21	2,980,000	3,020,129
Series 2014-3, Cl. D, 3.13%, 10/8/20	5,345,000	5,415,414
Series 2014-4, Cl. C, 2.47%, 11/9/20	2,000,000	2,020,926
Series 2014-4, Cl. D, 3.07%, 11/9/20	4,645,000	4,704,174
Series 2015-2, Cl. D, 3.00%, 6/8/21	480,000	487,025
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,440,000	1,459,851
Series 2017-1, Cl. D, 3.13%, 1/18/23	1,445,000	1,451,996
California Republic Auto Receivables Trust:
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	451,293
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	704,313
Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,084,241	1,085,886
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	624,412
Series 2014-3, Cl. D, 3.14%, 2/20/20	3,750,000	3,809,770
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,160,000	1,172,083
Series 2015-4, Cl. D, 3.62%, 5/20/21	2,380,000	2,436,076
Series 2016-2, Cl. D, 3.16%, 11/20/23	610,000	608,764
Series 2016-3, Cl. D, 2.65%, 1/20/24	1,030,000	1,013,996
CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	468,046	469,419
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	508,111	508,580
CarMax Auto Owner Trust:
Series 2013-2, Cl. D, 2.06%, 11/15/19	1,110,000	1,110,393
Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,573,474
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	754,093
Series 2015-3, Cl. D, 3.27%, 3/15/22	2,615,000	2,635,559
Series 2016-1, Cl. D, 3.11%, 8/15/22	1,915,000	1,913,146
Series 2016-3, Cl. D, 2.94%, 1/17/23	1,155,000	1,140,482
Series 2016-4, Cl. D, 2.91%, 4/17/23	2,700,000	2,659,286
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,345,000	2,351,463
CPS Auto Receivables Trust, Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	222,256	222,173
CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	91,834	91,846
Credit Acceptance Auto Loan Trust:
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,082,390	1,083,989

10        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
Credit Acceptance Auto Loan Trust: (Continued)
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	$1,015,000	$1,019,639
Drive Auto Receivables Trust:
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	2,210,000	2,221,963
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,260,000	2,293,676
Series 2015-DA, Cl. D, 4.59%, 1/17/23[1]	525,000	538,978
Series 2016-BA, Cl. C, 3.19%, 7/15/22[1]	1,550,000	1,570,738
Series 2016-CA, Cl. C, 3.02%, 11/15/21[1]	3,500,000	3,541,426
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,685,000	1,716,868
Series 2017-AA, Cl. D, 4.16%, 5/15/24[1]	2,125,000	2,168,865
DT Auto Owner Trust:
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	1,230,783	1,238,307
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	3,635,490	3,672,115
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,810,000	2,843,717
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,405,000	1,428,964
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,004,747	1,009,274
Series 2016-1A, Cl. B, 2.79%, 5/15/20[1]	2,540,000	2,550,468
Series 2016-1A, Cl. C, 3.54%, 10/15/21[1]	1,695,000	1,715,201
Series 2016-2A, Cl. C, 3.67%, 1/18/22[1]	3,400,000	3,450,611
Series 2016-4A, Cl. B, 2.02%, 8/17/20[1]	2,480,000	2,473,162
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	985,000	986,377
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	1,040,000	1,043,495
Exeter Automobile Receivables Trust:
Series 2013-2A, Cl. D, 6.81%, 8/17/20[1]	2,235,000	2,313,042
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	128,125	128,190
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,225,000	1,233,370
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	4,200,000	4,232,752
Series 2014-3A, Cl. C, 4.17%, 6/15/20[1]	3,900,000	3,973,773
Series 2015-1A, Cl. C, 4.10%, 12/15/20[1]	1,240,000	1,269,280
First Investors Auto Owner Trust:
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	2,885,000	2,906,627
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	900,000	908,401
Series 2014-1A, Cl. C, 2.74%, 4/15/20[1]	4,250,000	4,274,324
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,555,000	2,574,192
Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	16,528	16,527
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	315,455	315,348
Series 2015-3, Cl. D, 7.12%, 11/15/22[1]	1,595,000	1,675,322
Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	3,570,000	3,856,272
Series 2016-3, Cl. A1, 1.61%, 12/15/19[1]	2,734,019	2,733,210
Series 2016-4, Cl. A1, 1.47%, 3/16/20[1]	2,582,266	2,578,947
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Cl. A1, 1.55%, 7/15/21	3,685,000	3,658,383
GM Financial Automobile Leasing Trust, Series 2015-1, Cl. D, 3.01%, 3/20/20	1,680,000	1,695,971
Navistar Financial Dealer Note Master Owner Trust II:
Series 2015-1, Cl. B, 2.456%, 6/25/20[1,2]	695,000	695,415
Series 2015-1, Cl. D, 3.906%, 6/25/20[1,2]	275,000	275,258
Series 2016-1, Cl. D, 4.078%, 9/27/21[1,2]	775,000	776,103

11        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	$2,370,000	$2,405,319
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,145,000	2,189,778
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	996,921
Series 2014-2, Cl. D, 2.76%, 2/18/20	2,680,000	2,717,388
Series 2014-4, Cl. D, 3.10%, 11/16/20	4,240,000	4,295,814
Series 2015-1, Cl. C, 2.57%, 4/15/21	3,000,000	3,025,901
Series 2015-1, Cl. D, 3.24%, 4/15/21	710,000	720,653
Series 2015-2, Cl. C, 2.44%, 4/15/21	2,720,000	2,739,265
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,035,000	2,060,124
Series 2015-3, Cl. B, 2.07%, 4/15/20	3,859,000	3,874,906
Series 2015-3, Cl. D, 3.49%, 5/17/21	2,615,000	2,668,260
Series 2015-4, Cl. C, 2.97%, 3/15/21	2,000,000	2,032,218
Series 2015-5, Cl. C, 2.74%, 12/15/21	1,840,000	1,854,026
Series 2016-2, Cl. D, 3.39%, 4/15/22	1,055,000	1,070,893
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,595,000	1,597,656
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	1,830,000	1,836,879
SNAAC Auto Receivables Trust, Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	750,000	752,238
TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	595,000	594,649
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,230,000	1,231,178
United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	1,484,571	1,489,002
Westlake Automobile Receivables Trust, Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,650,000	1,658,330
		191,339,300

Credit Card—1.1%
American Credit Acceptance Receivables Trust, Series 2017-1, Cl. D, 3.54%, 3/13/23[1,3]	3,471,000	3,475,827
American Express Credit Account Master Trust, Series 2014-2, Cl. A, 1.26%, 1/15/20	709,000	709,344
Cabela’s Credit Card Master Note Trust:
Series 2013-2A, Cl. A2, 1.42%, 8/16/21[1,2]	5,235,000	5,263,209
Series 2016-1, Cl. A1, 1.78%, 6/15/22	3,200,000	3,193,328
World Financial Network Credit Card Master Trust, Series 2016-B, Cl. A, 1.44%, 6/15/22	2,100,000	2,093,089
		14,734,797

Equipment—0.0%
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 99.999%, 2/25/32[4]	3,301,026	299,180
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	556,810	543,530
		842,710

12        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Home Equity Loan—0.3%
CWABS Asset-Backed Certificates Trust, Series 2005-14, Cl. 1A1, 1.008%, 4/25/36[2]	$3,665,941	$3,651,060

Loans: Other—0.1%
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,007,789	1,953,616
Total Asset-Backed Securities (Cost $211,379,800)		212,521,483

Mortgage-Backed Obligations—13.7%
Government Agency—4.9%
FHLMC/FNMA/FHLB/Sponsored—4.8%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	11,048	11,319
5.00%, 7/1/33-6/1/34	613,491	677,953
5.50%, 9/1/39	1,845,806	2,053,261
6.00%, 1/1/22-7/1/24	638,486	723,140
6.50%, 4/1/18-4/1/34	275,830	306,239
7.00%, 10/1/31-3/1/35	1,385,465	1,582,174
7.50%, 1/1/32-2/1/32	1,026,110	1,241,515
9.00%, 8/1/22-5/1/25	15,652	16,957
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[4]	57,133	11,076
Series 205, Cl. IO, 39.423%, 9/1/29[4]	386,913	86,865
Series 206, Cl. IO, 0.00%, 12/15/29[4,5]	141,145	40,709
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	144,392	26,698
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	5,874	6,379
Series 1644, Cl. S, 2.049%, 12/15/23[2]	1,715,965	1,769,581
Series 2043, Cl. ZP, 6.50%, 4/15/28	924,183	1,027,986
Series 2116, Cl. ZA, 6.00%, 1/15/29	470,040	522,086
Series 2148, Cl. ZA, 6.00%, 4/15/29	687,604	768,905
Series 2220, Cl. PD, 8.00%, 3/15/30	67,085	79,445
Series 2326, Cl. ZP, 6.50%, 6/15/31	108,560	120,850
Series 2344, Cl. FP, 1.72%, 8/15/31[2]	134,613	138,489
Series 2368, Cl. PR, 6.50%, 10/15/31	357,349	392,865
Series 2427, Cl. ZM, 6.50%, 3/15/32	367,726	409,440
Series 2451, Cl. FD, 1.77%, 3/15/32[2]	80,374	82,845
Series 2461, Cl. PZ, 6.50%, 6/15/32	197,047	231,917
Series 2464, Cl. FI, 1.77%, 2/15/32[2]	81,329	83,356
Series 2465, Cl. PG, 6.50%, 6/15/32	286,388	328,219
Series 2470, Cl. LF, 1.77%, 2/15/32[2]	81,568	83,601
Series 2517, Cl. GF, 1.77%, 2/15/32[2]	64,643	66,255
Series 2551, Cl. LF, 1.27%, 1/15/33[2]	8,556	8,597
Series 2668, Cl. AZ, 4.00%, 9/15/18	48,824	49,630
Series 3015, Cl. GM, 5.00%, 8/15/35	3,868,014	4,236,377
Series 3848, Cl. WL, 4.00%, 4/15/40	554,019	573,740
Series 3917, Cl. BA, 4.00%, 6/15/38	402,425	414,653

13        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[4]	$87,302	$12,606
Series 2079, Cl. S, 99.999%, 7/17/28[4]	151,574	24,512
Series 2122, Cl. S, 65.242%, 2/15/29[4]	461,293	81,642
Series 2304, Cl. SK, 42.318%, 6/15/29[4]	447,268	88,823
Series 2493, Cl. S, 17.017%, 9/15/29[4]	114,479	25,084
Series 2526, Cl. SE, 45.971%, 6/15/29[4]	173,963	34,754
Series 2795, Cl. SH, 99.999%, 3/15/24[4]	1,261,025	119,783
Series 2920, Cl. S, 23.736%, 1/15/35[4]	1,154,661	176,528
Series 2922, Cl. SE, 24.157%, 2/15/35[4]	267,761	42,738
Series 2981, Cl. AS, 11.119%, 5/15/35[4]	1,080,788	172,079
Series 3004, Cl. SB, 99.999%, 7/15/35[4]	1,436,514	179,069
Series 3397, Cl. GS, 0.00%, 12/15/37[4,5]	160,386	27,920
Series 3424, Cl. EI, 0.00%, 4/15/38[4,5]	92,551	10,356
Series 3450, Cl. BI, 21.125%, 5/15/38[4]	1,917,183	266,606
Series 3606, Cl. SN, 25.469%, 12/15/39[4]	413,026	63,509
Series 3659, Cl. IE, 88.37%, 3/15/19[4]	605,419	20,126
Series 3685, Cl. EI, 67.295%, 3/15/19[4]	263,028	5,270
Federal National Mortgage Assn., 4.50%, 3/1/47[3]	13,130,000	14,111,160
Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	1,117,973	1,150,995
5.00%, 12/1/17-6/1/22	1,213,500	1,246,783
5.50%, 2/1/35-5/1/36	575,898	646,664
6.00%, 6/1/30-3/1/37	4,514,540	5,148,489
6.50%, 6/1/17-1/1/34	3,515,374	4,021,866
7.00%, 11/1/17-11/1/35	2,902,237	3,372,374
7.50%, 2/1/27-8/1/33	2,491,363	2,952,417
8.00%, 12/1/22	8,606	9,734
8.50%, 7/1/32	21,240	23,075
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[4]	299,921	49,903
Series 252, Cl. 2, 99.999%, 11/25/23[4]	151,045	25,371
Series 303, Cl. IO, 99.999%, 11/25/29[4]	1,547,298	397,709
Series 319, Cl. 2, 20.171%, 2/25/32[4]	271,409	65,832
Series 321, Cl. 2, 6.516%, 4/25/32[4]	398,761	93,510
Series 324, Cl. 2, 3.244%, 7/25/32[4]	173,551	41,674
Series 328, Cl. 2, 0.00%, 12/25/32[4,5]	987,522	230,264
Series 334, Cl. 12, 0.00%, 3/25/33[4,5]	577,618	130,449
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	456,017	91,670
Series 351, Cl. 10, 99.999%, 4/25/34[4]	383,762	78,423
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	372,420	76,119
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	267,599	54,046
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	130,834	29,533
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	243,435	50,190
Series 364, Cl. 15, 0.00%, 9/25/35[4,5]	335,740	71,422
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.783%, 9/25/32[6]	71,248	60,497

14        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	$908,361	$1,006,423
Series 1993-87, Cl. Z, 6.50%, 6/25/23	260,896	283,720
Series 1999-54, Cl. LH, 6.50%, 11/25/29	199,917	230,070
Series 2002-29, Cl. F, 1.778%, 4/25/32[2]	90,246	92,562
Series 2002-64, Cl. FJ, 1.778%, 4/25/32[2]	27,780	28,493
Series 2002-68, Cl. FH, 1.281%, 10/18/32[2]	55,500	55,773
Series 2003-112, Cl. AN, 4.00%, 11/25/18	115,850	117,454
Series 2003-116, Cl. FA, 1.178%, 11/25/33[2]	101,812	101,935
Series 2003-130, Cl. CS, 12.543%, 12/25/33[2]	92,652	103,147
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,585,201
Series 2006-11, Cl. PS, 21.713%, 3/25/36[2]	170,688	251,913
Series 2006-46, Cl. SW, 21.345%, 6/25/36[2]	107,936	145,279
Series 2006-50, Cl. KS, 21.346%, 6/25/36[2]	213,903	311,025
Series 2006-50, Cl. SK, 21.346%, 6/25/36[2]	561,739	783,208
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,254,854
Series 2010-43, Cl. KG, 3.00%, 1/25/21	171,409	173,935
Series 2011-15, Cl. DA, 4.00%, 3/25/41	343,961	355,126
Series 2011-3, Cl. KA, 5.00%, 4/25/40	908,216	977,197
Series 2011-88, Cl. AB, 2.50%, 9/25/26	219,276	220,736
Series 2012-20, Cl. FD, 1.178%, 3/25/42[2]	239,871	238,929
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 3.137%, 11/18/31[4]	340,444	79,945
Series 2001-63, Cl. SD, 30.008%, 12/18/31[4]	131,353	26,269
Series 2001-68, Cl. SC, 22.457%, 11/25/31[4]	89,970	18,378
Series 2001-81, Cl. S, 7.898%, 1/25/32[4]	91,812	25,250
Series 2002-28, Cl. SA, 7.062%, 4/25/32[4]	86,640	17,140
Series 2002-38, Cl. SO, 22.23%, 4/25/32[4]	158,656	29,346
Series 2002-39, Cl. SD, 25.395%, 3/18/32[4]	167,685	32,320
Series 2002-41, Cl. S, 31.503%, 7/25/32[4]	575,732	118,105
Series 2002-48, Cl. S, 10.035%, 7/25/32[4]	138,089	28,862
Series 2002-52, Cl. SD, 33.004%, 9/25/32[4]	150,190	29,766
Series 2002-52, Cl. SL, 7.765%, 9/25/32[4]	88,678	18,139
Series 2002-53, Cl. SK, 36.088%, 4/25/32[4]	104,596	21,101
Series 2002-56, Cl. SN, 11.575%, 7/25/32[4]	188,689	39,438
Series 2002-77, Cl. IS, 23.406%, 12/18/32[4]	270,304	51,480
Series 2002-77, Cl. SH, 12.381%, 12/18/32[4]	121,339	25,258
Series 2002-9, Cl. MS, 5.439%, 3/25/32[4]	140,411	28,600
Series 2003-25, Cl. IK, 55.758%, 4/25/33[4]	2,328,877	451,916
Series 2003-33, Cl. SP, 11.903%, 5/25/33[4]	319,094	63,541
Series 2003-4, Cl. S, 1.52%, 2/25/33[4]	188,780	41,849
Series 2005-12, Cl. SC, 31.703%, 3/25/35[4]	125,916	20,590
Series 2005-14, Cl. SE, 28.916%, 3/25/35[4]	984,837	153,974
Series 2005-40, Cl. SB, 32.006%, 5/25/35[4]	703,843	106,127
Series 2005-52, Cl. JH, 50.504%, 5/25/35[4]	464,380	69,283
Series 2005-6, Cl. SE, 88.804%, 2/25/35[4]	1,675,086	264,436
Series 2007-88, Cl. XI, 0.00%, 6/25/37[4,5]	432,090	74,799
Series 2008-55, Cl. SA, 0.00%, 7/25/38[4,5]	194,514	22,493

15        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2009-8, Cl. BS, 32.445%, 2/25/24[4]	$59,628	$1,992
Series 2010-95, Cl. DI, 99.999%, 11/25/20[4]	917,342	36,290
Series 2011-96, Cl. SA, 14.264%, 10/25/41[4]	960,551	160,936
Series 2012-134, Cl. SA, 9.093%, 12/25/42[4]	2,109,718	408,761
Series 2012-40, Cl. PI, 4.569%, 4/25/41[4]	1,301,415	174,370
Series 2013-2, Cl. IA, 8.456%, 2/25/43[4]	661,233	129,649
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 0.00%, 6/15/25[4,5]	2,417,948	50,497
		66,892,576

GNMA/Guaranteed—0.1%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	10,494	11,977
7.00%, 1/15/28-8/15/28	125,474	135,783
7.50%, 9/15/22-11/15/26	75,241	78,810
8.00%, 6/15/17-8/15/28	22,025	22,427
8.50%, 8/15/17-12/15/17	1,177	1,180
9.50%, 7/15/18-12/15/19	1,122	1,127
10.00%, 8/15/17-8/15/19	10,032	10,089
10.50%, 12/15/17-12/15/20	12,351	12,425
Government National Mortgage Assn. II Pool:
2.125%, 4/20/17[2]	25	24
7.00%, 1/20/30	30,932	36,034
11.00%, 10/20/19	5,906	5,943
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 59.749%, 4/16/37[4]	1,882,666	337,286
Series 2011-52, Cl. HS, 33.072%, 4/16/41[4]	3,047,756	486,698
		1,139,803

Non-Agency—8.8%
Commercial—4.7%
Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 3.055%, 3/26/36[2]	1,424,449	1,428,068
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.69%, 9/26/35[1,2]	334,731	335,838
Series 2012-RR2, Cl. 6A3, 3.248%, 9/26/35[1,2]	404,643	405,012
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	1,271,671	1,264,208
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1,4,5]	602,511	17,828
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 3.199%, 1/25/36[2]	927,806	883,750
COMM Mortgage Trust, Series 2013-CR7, Cl. D, 4.354%, 3/10/46[1,2]	1,630,000	1,443,404
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 25.111%, 12/10/45[4]	15,434,625	1,014,455
FREMF Mortgage Trust:
Series 2010-K7, Cl. B, 5.485%, 4/25/20[1,2]	4,000,000	4,324,122
Series 2011-K701, Cl. C, 4.286%, 7/25/48[1,2]	3,606,000	3,640,155
Series 2012-K705, Cl. C, 4.16%, 9/25/44[1,2]	425,000	432,436
Series 2012-K706, Cl. C, 4.029%, 11/25/44[1,2]	3,762,000	3,837,464

16        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2012-K707, Cl. C, 3.883%, 1/25/47[1,2]	$4,000,000	$4,058,580
Series 2012-K708, Cl. C, 3.751%, 2/25/45[1,2]	4,635,000	4,723,201
Series 2012-K709, Cl. C, 3.741%, 4/25/45[1,2]	1,007,000	1,019,169
Series 2012-K710, Cl. C, 3.821%, 6/25/47[1,2]	5,295,000	5,362,332
Series 2013-K26, Cl. C, 3.599%, 12/25/45[1,2]	1,642,030	1,561,756
Series 2013-K27, Cl. C, 3.497%, 1/25/46[1,2]	530,000	507,557
Series 2013-K28, Cl. C, 3.494%, 6/25/46[1,2]	530,000	503,115
Series 2013-K30, Cl. C, 3.557%, 6/25/45[1,2]	855,000	829,280
Series 2013-K502, Cl. C, 2.90%, 3/25/45[1,2]	955,000	955,519
Series 2013-K712, Cl. C, 3.365%, 5/25/45[1,2]	5,380,000	5,406,358
Series 2013-K713, Cl. B, 3.165%, 4/25/46[1,2]	5,000,000	5,084,489
Series 2013-K713, Cl. C, 3.165%, 4/25/46[1,2]	912,000	911,190
Series 2014-K714, Cl. C, 3.849%, 1/25/47[1,2]	4,000,000	4,037,118
Series 2014-K715, Cl. C, 4.126%, 2/25/46[1,2]	1,435,000	1,447,538
Series 2015-K721, Cl. B, 3.565%, 11/25/47[1,2]	1,150,000	1,154,516
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,2]	1,063,810	1,008,669
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[1,4,5]	213,346	18
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Cl. AS, 4.517%, 12/15/46	2,335,000	2,525,022
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 3.421%, 7/25/35[2]	955,684	960,854
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,2]	70,319	56,368
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Cl. A1, 1.597%, 5/15/49	980,450	975,416
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.632%, 11/26/36[1,2]	1,838,870	1,815,020
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.772%, 6/26/46[1,2]	608,081	608,343
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.905%, 7/26/45[1,2]	217,369	218,159
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 3.226%, 8/25/34[2]	106,977	107,197
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Cl. E, 4.834%, 6/15/45[1,2]	710,000	675,007
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 32.279%, 3/15/44[1,4]	9,443,651	389,832
		65,928,363

Residential—4.1%
Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 2.92%, 3/25/35[2]	1,646,105	1,666,712
Series 2005-9, Cl. A1, 2.83%, 10/25/35[2]	692,344	670,334
Series 2006-1, Cl. A1, 2.91%, 2/25/36[2]	1,590,194	1,586,665
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	1,235,876	1,232,582
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,053,858	1,058,220

17        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 3.21%, 10/25/35[2]	$3,032,621	$3,027,834
Series 2012-8, Cl. 1A1, 3.103%, 10/25/35[1,2]	1,099,471	1,101,166
Connecticut Avenue Securities:
Series 2014-C01, Cl. M1, 2.378%, 1/25/24[2]	521,065	525,705
Series 2014-C02, Cl. 1M1, 1.728%, 5/25/24[2]	2,105,695	2,112,818
Series 2014-C02, Cl. 2M1, 1.728%, 5/25/24[2]	515,837	516,394
Series 2014-C03, Cl. 1M1, 1.978%, 7/25/24[2]	866,338	868,374
Series 2014-C03, Cl. 2M1, 1.978%, 7/25/24[2]	1,022,805	1,024,631
Series 2016-C03, Cl. 2M1, 2.978%, 10/25/28[2]	404,303	409,506
Series 2016-C06, Cl. 1M1, 2.078%, 4/25/29[2]	3,452,590	3,477,306
Series 2016-C07, Cl. 2M1, 2.078%, 4/25/29[2]	1,965,612	1,974,808
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 3.212%, 7/25/35[2]	364,990	360,796
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.088%, 7/25/35[2]	336,744	333,891
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 3.061%, 12/25/34[2]	96,934	97,239
RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	10,030	8,434
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN1, Cl. M1, 4.178%, 7/25/23[2]	1,799,525	1,826,455
Series 2014-HQ2, Cl. M1, 2.228%, 9/25/24[2]	349,710	350,855
Series 2015-DNA3, Cl. M1, 2.128%, 4/25/28[2]	8,425	8,428
Series 2015-HQA2, Cl. M2, 3.578%, 5/25/28[2]	291,612	300,290
Series 2016-DNA2, Cl. M1, 2.028%, 10/25/28[2]	2,326,418	2,332,025
Series 2016-DNA3, Cl. M1, 1.878%, 12/25/28[2]	2,561,140	2,567,781
Series 2016-DNA4, Cl. M1, 1.578%, 3/25/29[2]	1,876,668	1,879,002
Series 2016-HQA2, Cl. M1, 1.978%, 11/25/28[2]	1,515,621	1,519,117
Series 2016-HQA3, Cl. M1, 1.578%, 3/25/29[2]	2,336,922	2,339,904
Series 2016-HQA4, Cl. M1, 1.578%, 4/25/29[2]	3,936,942	3,940,139
Series 2017-DNA1, Cl. M1, 1.979%, 7/25/29[2]	378,314	379,694
Series 2017-HQA1, Cl. M1, 1.97%, 8/25/29[2]	380,000	381,239
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 2.831%, 10/25/33[2]	443,879	454,565
Series 2005-AR14, Cl. 1A4, 2.804%, 12/25/35[2]	158,491	154,095
Series 2005-AR16, Cl. 1A1, 2.871%, 12/25/35[2]	667,595	631,762
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 3.115%, 2/25/35[2]	2,013,595	2,055,009
Series 2005-AR10, Cl. 1A1, 3.063%, 6/25/35[2]	2,025,991	2,112,443
Series 2005-AR13, Cl. 1A5, 3.058%, 5/25/35[2]	1,223,453	1,228,785
Series 2005-AR15, Cl. 1A2, 2.983%, 9/25/35[2]	1,834,655	1,788,805
Series 2005-AR4, Cl. 2A2, 3.273%, 4/25/35[2]	3,092,132	3,102,425
Series 2006-AR10, Cl. 1A1, 3.089%, 7/25/36[2]	72,068	69,668
Series 2006-AR10, Cl. 5A5, 3.078%, 7/25/36[2]	1,695,753	1,676,949
Series 2006-AR7, Cl. 2A4, 3.094%, 5/25/36[2]	17,171	16,451
Series 2006-AR8, Cl. 2A1, 3.088%, 4/25/36[2]	3,089,447	3,118,166
Series 2006-AR8, Cl. 2A4, 3.088%, 4/25/36[2]	310,938	313,829
		56,601,296
Total Mortgage-Backed Obligations (Cost $185,717,704)		190,562,038

18        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
U.S. Government Obligation—0.3%
Federal National Mortgage Assn. Nts., 1.50%, 2/28/20 (Cost $3,554,724)	$3,557,000	$3,547,972

Corporate Bonds and Notes—67.3%
Consumer Discretionary—10.8%
Auto Components—0.5%
Goodyear Tire & Rubber Co. (The), 5.125% Sr. Unsec. Nts., 11/15/23	3,400,000	3,546,200
ZF North America Capital, Inc., 4% Sr. Unsec. Nts., 4/29/20[1]	3,400,000	3,544,500
		7,090,700

Automobiles—3.1%
Daimler Finance North America LLC, 2.20% Sr. Unsec. Nts., 10/30/21[1]	4,900,000	4,814,030
Ford Motor Credit Co. LLC:
1.684% Sr. Unsec. Nts., 9/8/17	1,500,000	1,502,280
2.24% Sr. Unsec. Nts., 6/15/18	4,000,000	4,018,952
2.459% Sr. Unsec. Nts., 3/27/20	3,000,000	2,988,864
General Motors Financial Co., Inc.:
3.15% Sr. Unsec. Nts., 1/15/20	2,600,000	2,651,529
3.45% Sr. Unsec. Nts., 4/10/22	3,600,000	3,652,585
Harley-Davidson Financial Services, Inc., 2.15% Sr. Unsec. Nts., 2/26/20[1]	1,600,000	1,592,016
Harley-Davidson Funding Corp., 6.80% Sr. Unsec. Nts., 6/15/18[1]	3,000,000	3,185,781
Hyundai Capital America:
1.75% Sr. Unsec. Nts., 9/27/19[1]	3,560,000	3,500,459
2.45% Sr. Unsec. Nts., 6/15/21[1]	3,000,000	2,950,566
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	2,600,000	2,629,250
Nissan Motor Acceptance Corp.:
1.90% Sr. Unsec. Nts., 9/14/21[1]	3,000,000	2,900,709
2.00% Sr. Unsec. Nts., 3/8/19[1]	2,516,000	2,517,620
Volkswagen Group of America Finance LLC, 1.60% Sr. Unsec. Nts., 11/20/17[1]	3,570,000	3,566,816
		42,471,457

Hotels, Restaurants & Leisure—0.9%
Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	3,900,000	3,909,750
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625% Sr. Unsec. Nts., 10/15/21	2,850,000	2,934,781
International Game Technology, 7.50% Sr. Sec. Nts., 6/15/19	2,000,000	2,215,000
Marriott International, Inc., 3% Sr. Unsec. Nts., 3/1/19	3,000,000	3,057,081
		12,116,612

Household Durables—1.3%
DR Horton, Inc.:
3.625% Sr. Unsec. Nts., 2/15/18	1,150,000	1,167,250
3.75% Sr. Unsec. Nts., 3/1/19	2,250,000	2,317,073

19        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
Lennar Corp.:
4.125% Sr. Unsec. Nts., 1/15/22	$2,300,000	$2,337,375
4.75% Sr. Unsec. Nts., 5/30/25	1,100,000	1,119,250
Newell Brands, Inc., 2.875% Sr. Unsec. Nts., 12/1/19	3,115,000	3,174,627
PulteGroup, Inc., 4.25% Sr. Unsec. Nts., 3/1/21	3,500,000	3,591,000
Toll Brothers Finance Corp.:
4.00% Sr. Unsec. Nts., 12/31/18	2,600,000	2,674,750
4.875% Sr. Unsec. Nts., 11/15/25	544,000	553,520
Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	545,000	545,000
1.65% Sr. Unsec. Nts., 11/1/17	585,000	586,068
		18,065,913

Internet & Catalog Retail—0.3%
QVC, Inc., 3.125% Sr. Sec. Nts., 4/1/19	4,150,000	4,204,436

Leisure Equipment & Products—0.4%
Mattel, Inc.:
1.70% Sr. Unsec. Nts., 3/15/18	4,160,000	4,161,764
2.35% Sr. Unsec. Nts., 8/15/21	1,000,000	977,738
		5,139,502

Media—2.7%
21st Century Fox America, Inc., 7.25% Sr. Unsec. Nts., 5/18/18	3,800,000	4,046,164
CBS Corp., 2.30% Sr. Unsec. Nts., 8/15/19	4,200,000	4,215,082
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.464% Sr. Sec. Nts., 7/23/22	1,800,000	1,893,436
Interpublic Group of Cos., Inc. (The), 2.25% Sr. Unsec. Nts., 11/15/17	2,460,000	2,467,567
Omnicom Group, Inc., 4.45% Sr. Unsec. Nts., 8/15/20	2,370,000	2,534,111
Pearson plc, 4.625% Sr. Unsec. Nts., 6/15/18[1]	2,100,000	2,153,594
Scripps Networks Interactive, Inc., 2.75% Sr. Unsec. Nts., 11/15/19	4,100,000	4,157,986
Sky plc:
2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,910,908
6.10% Sr. Unsec. Nts., 2/15/18[1]	2,000,000	2,081,182
Time Warner Cable LLC, 4% Sr. Unsec. Nts., 9/1/21	3,600,000	3,737,758
Viacom, Inc., 2.25% Sr. Unsec. Nts., 2/4/22	5,118,000	4,895,920
Virgin Media Secured Finance plc, 5.50% Sr. Sec. Nts., 8/15/26[1]	3,400,000	3,493,126
		37,586,834

Multiline Retail—0.2%
Dollar Tree, Inc., 5.25% Sr. Unsec. Nts., 3/1/20	3,350,000	3,449,662

Specialty Retail—1.1%
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	4,046,508

20        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Specialty Retail (Continued)
Best Buy Co., Inc., 5% Sr. Unsec. Nts., 8/1/18	$4,256,000	$4,439,093
Gap, Inc. (The), 5.95% Sr. Unsec. Nts., 4/12/21	3,400,000	3,628,412
L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	3,200,000	3,536,000
		15,650,013

Textiles, Apparel & Luxury Goods—0.3%
Hanesbrands, Inc., 4.625% Sr. Unsec. Nts., 5/15/24[1]	3,500,000	3,486,875

Consumer Staples—5.5%
Beverages—1.2%
Beam Suntory, Inc.:
1.875% Sr. Unsec. Nts., 5/15/17	348,000	348,334
3.25% Sr. Unsec. Nts., 5/15/22	1,560,000	1,572,046
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	3,455,000	3,591,127
Molson Coors Brewing Co.:
2.00% Sr. Unsec. Nts., 5/1/17	2,000,000	2,002,546
2.10% Sr. Unsec. Nts., 7/15/21	4,000,000	3,919,616
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	4,700,000	4,953,194
		16,386,863

Food & Staples Retailing—1.1%
Koninklijke Ahold Delhaize NV:
4.125% Sr. Unsec. Nts., 4/10/19	1,089,000	1,116,519
6.50% Sr. Unsec. Nts., 6/15/17	3,158,000	3,199,117
Kroger Co. (The), 2.95% Sr. Unsec. Nts., 11/1/21	3,053,000	3,073,153
Tesco plc, 5.50% Sr. Unsec. Nts., 11/15/17[1]	3,400,000	3,481,097
Walgreens Boots Alliance, Inc., 2.60% Sr. Unsec. Nts., 6/1/21	4,250,000	4,247,692
		15,117,578

Food Products—2.1%
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	3,940,000	4,493,964
Kraft Heinz Foods Co.:
2.25% Sr. Unsec. Nts., 6/5/17	2,500,000	2,504,683
2.80% Sr. Unsec. Nts., 7/2/20	3,000,000	3,033,930
Mead Johnson Nutrition Co., 3% Sr. Unsec. Nts., 11/15/20	3,000,000	3,062,757
Mondelez International Holdings Netherlands BV, 2% Sr. Unsec. Nts., 10/28/21[1]	6,100,000	5,868,645
Smithfield Foods, Inc.:
2.70% Sr. Unsec. Nts., 1/31/20[1]	1,676,000	1,685,620
3.35% Sr. Unsec. Nts., 2/1/22[1]	4,000,000	4,037,360
Tyson Foods, Inc., 2.65% Sr. Unsec. Nts., 8/15/19	4,000,000	4,052,760
		28,739,719

Tobacco—1.1%
Altria Group, Inc., 2.85% Sr. Unsec. Nts., 8/9/22	4,200,000	4,205,926
BAT International Finance plc, 2.125% Sr. Unsec. Nts., 6/7/17[1]	3,000,000	3,004,959
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[1]	4,600,000	4,744,914
Reynolds American, Inc.:
3.25% Sr. Unsec. Nts., 6/12/20	2,032,000	2,083,594

21        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Tobacco (Continued)
Reynolds American, Inc.: (Continued)
8.125% Sr. Unsec. Nts., 6/23/19	$1,650,000	$1,870,247
		15,909,640

Energy—7.7%
Energy Equipment & Services—0.4%
Halliburton Co., 5.90% Sr. Unsec. Nts., 9/15/18	2,314,000	2,452,736
Schlumberger Holdings Corp., 3% Sr. Unsec. Nts., 12/21/20[1]	3,000,000	3,054,576
		5,507,312

Oil, Gas & Consumable Fuels—7.3%
Anadarko Petroleum Corp., 6.95% Sr. Unsec. Nts., 6/15/19	2,600,000	2,879,534
Apache Corp.:
3.25% Sr. Unsec. Nts., 4/15/22	2,100,000	2,123,274
6.90% Sr. Unsec. Nts., 9/15/18	1,900,000	2,043,997
Boardwalk Pipelines LP, 3.375% Sr. Unsec. Nts., 2/1/23	2,850,000	2,812,748
Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	3,450,000	3,475,978
Cenovus Energy, Inc., 5.70% Sr. Unsec. Nts., 10/15/19	3,400,000	3,659,192
Chevron Corp., 2.895% Sr. Unsec. Nts., 3/3/24	512,000	512,000
Columbia Pipeline Group, Inc., 2.45% Sr. Unsec. Nts., 6/1/18	2,000,000	2,011,454
DCP Midstream Operating LP:
2.50% Sr. Unsec. Unsub. Nts., 12/1/17	2,800,000	2,807,000
9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,472,250
Devon Energy Corp., 3.25% Sr. Unsec. Nts., 5/15/22	2,750,000	2,762,496
Enbridge Energy Partners LP, 4.20% Sr. Unsec. Nts., 9/15/21	2,400,000	2,508,900
Enbridge, Inc., 5.60% Sr. Unsec. Nts., 4/1/17	2,650,000	2,659,005
Enterprise Products Operating LLC, 6.50% Sr. Unsec. Nts., 1/31/19	4,500,000	4,882,554
EOG Resources, Inc.:
5.875% Sr. Unsec. Nts., 9/15/17	2,150,000	2,201,041
6.875% Sr. Unsec. Nts., 10/1/18	1,000,000	1,074,463
EQT Corp.:
4.875% Sr. Unsec. Nts., 11/15/21	1,300,000	1,399,360
5.15% Sr. Unsec. Nts., 3/1/18	1,955,000	2,009,408
Husky Energy, Inc.:
6.20% Sr. Unsec. Nts., 9/15/17	1,466,000	1,502,429
7.25% Sr. Unsec. Nts., 12/15/19	1,800,000	2,040,347
Kinder Morgan Finance Co. LLC, 6% Sr. Unsec. Nts., 1/15/18[1]	3,400,000	3,525,076
Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,470,195
Marathon Oil Corp., 6% Sr. Unsec. Nts., 10/1/17	4,083,000	4,175,333
Marathon Petroleum Corp., 3.40% Sr. Unsec. Nts., 12/15/20	4,500,000	4,605,691
NuStar Logistics LP, 8.15% Sr. Unsec. Nts., 4/15/18	2,950,000	3,149,125
ONEOK Partners LP, 3.375% Sr. Unsec. Nts., 10/1/22	3,400,000	3,412,291
Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	1,989,000	2,018,280
Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	1,018,000	1,019,867
Plains All American Pipeline LP/PAA Finance Corp., 2.60% Sr. Unsec. Nts., 12/15/19	4,650,000	4,663,569

22        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Regency Energy Partners LP/Regency Energy Finance Corp., 5% Sr. Unsec. Nts., 10/1/22	$2,900,000	$3,110,549
Sabine Pass Liquefaction LLC, 5.625% Sr. Sec. Nts., 2/1/21	3,200,000	3,483,936
Spectra Energy Capital LLC, 5.65% Sr. Unsec. Nts., 3/1/20	2,900,000	3,101,889
Spectra Energy Partners LP, 2.95% Sr. Unsec. Nts., 9/25/18	3,250,000	3,293,654
TC PipeLines LP, 4.65% Sr. Unsec. Nts., 6/15/21	2,600,000	2,747,412
Valero Energy Corp., 6.125% Sr. Unsec. Nts., 2/1/20	1,299,000	1,441,394
Williams Partners LP, 3.35% Sr. Unsec. Nts., 8/15/22	4,800,000	4,820,035
Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	3,000,000	3,367,407
		101,243,133

Financials—13.4%
Capital Markets—3.1%
ABN AMRO Bank NV, 1.80% Sr. Unsec. Nts., 9/20/19[1]	4,400,000	4,359,507
Brookfield Asset Management, Inc., 5.80% Sr. Unsec. Nts., 4/25/17	2,471,000	2,486,058
Credit Suisse AG (New York), 2.30% Sr. Unsec. Nts., 5/28/19	4,000,000	4,025,700
E*TRADE Financial Corp., 5.375% Sr. Unsec. Nts., 11/15/22	3,350,000	3,549,432
Goldman Sachs Group, Inc. (The):
2.35% Sr. Unsec. Nts., 11/15/21	4,000,000	3,919,472
2.60% Sr. Unsec. Nts., 4/23/20	4,200,000	4,230,429
Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	2,024,796
Morgan Stanley:
2.625% Sr. Unsec. Nts., 11/17/21	3,000,000	2,979,060
2.65% Sr. Unsec. Nts., 1/27/20	5,000,000	5,058,770
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	3,420,000	3,447,360
S&P Global, Inc., 2.50% Sr. Unsec. Nts., 8/15/18	2,067,000	2,085,192
UBS Group Funding Jersey Ltd., 2.65% Sr. Unsec. Nts., 2/1/22[1]	4,300,000	4,208,711
		42,374,487

Commercial Banks—5.6%
Bank of America Corp.:
2.25% Sr. Unsec. Nts., 4/21/20	2,200,000	2,202,099
2.60% Sr. Unsec. Nts., 1/15/19	3,225,000	3,266,335
2.625% Sr. Unsec. Nts., 10/19/20	1,300,000	1,310,096
BPCE SA, 2.65% Sr. Unsec. Nts., 2/3/21	2,750,000	2,744,536
Branch Banking & Trust Co., 2.625% Sr. Unsec. Nts., 1/15/22	3,000,000	3,011,718
Citigroup, Inc.:
1.80% Sr. Unsec. Nts., 2/5/18	2,100,000	2,106,472
2.35% Sr. Unsec. Nts., 8/2/21	1,600,000	1,577,749
2.50% Sr. Unsec. Nts., 9/26/18	3,300,000	3,333,462
Citizens Bank NA (Providence RI), 2.30% Sr. Unsec. Nts., 12/3/18	5,000,000	5,029,155
Credit Agricole SA (London), 3.375% Sr. Unsec. Nts., 1/10/22[1]	3,600,000	3,584,016
Danske Bank AS, 1.65% Sr. Unsec. Nts., 9/6/19[1]	3,000,000	2,963,760
Fifth Third Bank (Cincinnati OH), 2.25% Sr. Unsec. Nts., 6/14/21	1,500,000	1,486,065
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,000,000	3,071,838

23        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
HSBC USA, Inc.:
1.625% Sr. Unsec. Nts., 1/16/18	$2,000,000	$2,002,092
2.375% Sr. Unsec. Nts., 11/13/19	2,065,000	2,076,415
Huntington National Bank (The), 2.20% Sr. Unsec. Nts., 11/6/18	4,215,000	4,236,412
JPMorgan Chase & Co., 2.295% Sr. Unsec. Nts., 8/15/21	2,265,000	2,239,048
KeyCorp, 2.90% Sr. Unsec. Nts., 9/15/20	5,000,000	5,093,935
Lloyds Bank plc, 1.75% Sr. Unsec. Nts., 5/14/18	2,700,000	2,702,014
Lloyds Banking Group plc, 3% Sr. Unsec. Nts., 1/11/22	3,700,000	3,697,795
Regions Bank (Birmingham AL), 2.25% Sr. Unsec. Nts., 9/14/18	1,134,000	1,139,095
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds[2,7]	3,665,000	3,509,237
Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,2,7]	2,860,000	2,884,939
Svenska Handelsbanken AB, 2.40% Sr. Unsec. Nts., 10/1/20	4,000,000	3,996,744
Wells Fargo & Co., 2.10% Sr. Unsec. Nts., 7/26/21	8,000,000	7,842,184
		77,107,211

Consumer Finance—1.1%
Ally Financial, Inc., 3.75% Sr. Unsec. Nts., 11/18/19	3,500,000	3,583,125
Capital One NA (Mclean VA), 2.40% Sr. Unsec. Nts., 9/5/19	4,000,000	4,023,912
Discover Bank (Greenwood DE):
3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,527,698
3.20% Sr. Unsec. Nts., 8/9/21	2,600,000	2,634,619
Synchrony Financial, 2.70% Sr. Unsec. Nts., 2/3/20	3,423,000	3,442,891
		15,212,245

Diversified Financial Services—0.8%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	2,900,000	3,034,304
Schaeffler Finance BV, 4.25% Sr. Sec. Nts., 5/15/21[1]	1,500,000	1,538,100
Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	2,236,000	2,237,885
Voya Financial, Inc., 2.90% Sr. Unsec. Nts., 2/15/18	4,149,000	4,196,506
		11,006,795

Insurance—1.2%
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,131,620
Marsh & McLennan Cos., Inc., 2.75% Sr. Unsec. Nts., 1/30/22	2,800,000	2,816,982
MetLife, Inc., 2.463% Sr. Unsec. Nts., 12/15/17	3,000,000	3,008,352
Pricoa Global Funding I, 2.20% Sr. Sec. Nts., 5/16/19[1]	3,400,000	3,417,418
TIAA Asset Management Finance Co. LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	4,500,000	4,587,818
		16,962,190

Real Estate Investment Trusts (REITs)—1.6%
American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	2,685,000	2,696,489
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,150,862
Crown Castle International Corp., 2.25% Sr. Unsec. Nts., 9/1/21	4,300,000	4,187,005

24        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Real Estate Investment Trusts (REITs) (Continued)
Highwoods Realty LP, 5.85% Sr. Unsec. Nts., 3/15/17	$2,635,000	$2,638,910
Prologis International Funding II SA, 4.875% Sr. Unsec. Nts., 2/15/20[1]	525,000	548,553
Realty Income Corp., 2% Sr. Unsec. Nts., 1/31/18	2,250,000	2,258,284
Simon Property Group LP, 1.50% Sr. Unsec. Nts., 2/1/18[1]	1,059,000	1,058,556
Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	4,533,000	4,532,887
Ventas Realty LP/Ventas Capital Corp., 2% Sr. Unsec. Nts., 2/15/18	1,750,000	1,755,516
Welltower, Inc., 4.125% Sr. Unsec. Nts., 4/1/19	855,000	887,697
		22,714,759

Health Care—6.1%
Biotechnology—1.4%
AbbVie, Inc.:
1.80% Sr. Unsec. Nts., 5/14/18	2,700,000	2,706,801
3.20% Sr. Unsec. Nts., 11/6/22	2,900,000	2,928,298
Biogen, Inc., 2.90% Sr. Unsec. Nts., 9/15/20	5,400,000	5,512,288
Gilead Sciences, Inc., 1.95% Sr. Unsec. Nts., 3/1/22	3,600,000	3,483,900
Shire Acquisitions Investments Ireland DAC, 2.40% Sr. Unsec. Nts., 9/23/21	5,000,000	4,902,800
		19,534,087

Health Care Equipment & Supplies—1.3%
Abbott Laboratories, 2.90% Sr. Unsec. Nts., 11/30/21	6,000,000	6,017,388
Boston Scientific Corp., 2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	3,042,987
Stryker Corp., 2.625% Sr. Unsec. Nts., 3/15/21	3,400,000	3,424,953
Zimmer Biomet Holdings, Inc., 2.70% Sr. Unsec. Nts., 4/1/20	5,550,000	5,588,506
		18,073,834

Health Care Providers & Services—1.7%
Aetna, Inc., 2.40% Sr. Unsec. Nts., 6/15/21	3,550,000	3,590,211
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 1.70% Sr. Unsec. Nts., 5/1/18[1]	1,345,000	1,345,993
Express Scripts Holding Co., 2.25% Sr. Unsec. Nts., 6/15/19	4,200,000	4,218,929
Fresenius Medical Care US Finance II, Inc., 4.125% Sr. Unsec. Nts., 10/15/20[1]	3,400,000	3,502,000
HCA, Inc.:
3.75% Sr. Sec. Nts., 3/15/19	2,700,000	2,774,250
4.25% Sr. Sec. Nts., 10/15/19	800,000	834,000
Humana, Inc., 2.625% Sr. Unsec. Nts., 10/1/19	3,500,000	3,543,932
Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	3,310,000	3,327,493
		23,136,808

Life Sciences Tools & Services—0.4%
Life Technologies Corp., 6% Sr. Unsec. Nts., 3/1/20	3,300,000	3,612,609
Quintiles IMS, Inc., 5% Sr. Unsec. Nts., 10/15/26[1]	1,305,000	1,327,838
		4,940,447

25        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Pharmaceuticals—1.3%
Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	$1,350,000	$1,350,009
3.45% Sr. Unsec. Nts., 3/15/22	5,000,000	5,113,085
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,989,000	3,011,418
Perrigo Co. plc, 2.30% Sr. Unsec. Nts., 11/8/18	1,370,000	1,372,777
Teva Pharmaceutical Finance Netherlands III BV:
1.70% Sr. Unsec. Nts., 7/19/19	2,596,000	2,563,290
2.20% Sr. Unsec. Nts., 7/21/21	5,000,000	4,819,105
		18,229,684

Industrials—5.5%
Aerospace & Defense—0.4%
BAE Systems Holdings, Inc., 2.85% Sr. Unsec. Nts., 12/15/20[1]	5,000,000	5,072,115

Building Products—0.6%
Fortune Brands Home & Security, Inc., 3% Sr. Unsec. Nts., 6/15/20	2,700,000	2,723,514
Johnson Controls International plc, 1.40% Sr. Unsec. Nts., 11/2/17	2,111,000	2,107,217
Masco Corp., 3.50% Sr. Unsec. Nts., 4/1/21	3,450,000	3,535,905
		8,366,636

Commercial Services & Supplies—0.4%
Pitney Bowes, Inc.:
3.375% Sr. Unsec. Nts., 10/1/21	3,700,000	3,632,242
4.75% Sr. Unsec. Nts., 5/15/18	1,988,000	2,047,292
		5,679,534

Industrial Conglomerates—0.3%
Roper Technologies, Inc., 3% Sr. Unsec. Nts., 12/15/20	4,857,000	4,953,839

Machinery—1.2%
Crane Co., 2.75% Sr. Unsec. Nts., 12/15/18	2,500,000	2,541,487
Fortive Corp., 2.35% Sr. Unsec. Nts., 6/15/21[1]	5,100,000	5,049,117
Pentair Finance SA, 3.625% Sr. Unsec. Nts., 9/15/20	5,000,000	5,147,305
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	4,532,000	4,584,549
		17,322,458

Professional Services—0.5%
Equifax, Inc., 6.30% Sr. Unsec. Nts., 7/1/17	3,111,000	3,158,760
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	3,445,000	3,522,513
		6,681,273

Road & Rail—1.3%
ERAC USA Finance LLC:
2.60% Sr. Unsec. Nts., 12/1/21[1]	2,500,000	2,470,062
6.375% Sr. Unsec. Nts., 10/15/17[1]	2,994,000	3,079,389

26        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Road & Rail (Continued)
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.05% Sr. Unsec. Nts., 1/9/20[1]	$750,000	$762,730
3.20% Sr. Unsec. Nts., 7/15/20[1]	5,150,000	5,246,022
Ryder System, Inc.:
2.25% Sr. Unsec. Nts., 9/1/21	2,000,000	1,958,982
2.65% Sr. Unsec. Nts., 3/2/20	2,000,000	2,023,662
2.875% Unsec. Nts., 9/1/20	2,000,000	2,026,782
		17,567,629

Trading Companies & Distributors—0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.95% Sr. Unsec. Nts., 2/1/22	3,500,000	3,626,385
Air Lease Corp., 2.125% Sr. Unsec. Nts., 1/15/18	3,600,000	3,612,791
United Rentals North America, Inc., 4.625% Sr. Sec. Nts., 7/15/23	3,350,000	3,451,371
		10,690,547

Information Technology—5.2%
Communications Equipment—0.2%
Juniper Networks, Inc., 3.125% Sr. Unsec. Nts., 2/26/19	3,478,000	3,548,436

Electronic Equipment, Instruments, & Components—1.7%
Amphenol Corp., 1.55% Sr. Unsec. Nts., 9/15/17	2,300,000	2,301,299
Arrow Electronics, Inc., 6% Sr. Unsec. Nts., 4/1/20	495,000	538,888
Avnet, Inc., 3.75% Sr. Unsec. Nts., 12/1/21	5,700,000	5,777,138
CDW LLC/CDW Finance Corp.:
5.00% Sr. Unsec. Nts., 9/1/25[3]	1,500,000	1,523,438
5.50% Sr. Unsec. Nts., 12/1/24	552,000	582,360
FLIR Systems, Inc., 3.125% Sr. Unsec. Nts., 6/15/21	3,500,000	3,521,343
Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19	4,000,000	4,057,580
Tech Data Corp., 3.70% Sr. Unsec. Nts., 2/15/22	5,000,000	5,018,940
		23,320,986

Internet Software & Services—0.2%
IAC/InterActiveCorp, 4.875% Sr. Unsec. Nts., 11/30/18	1,874,000	1,903,047
VeriSign, Inc., 5.25% Sr. Unsec. Nts., 4/1/25	1,010,000	1,056,712
		2,959,759

IT Services—0.7%
Broadridge Financial Solutions, Inc., 3.95% Sr. Unsec. Nts., 9/1/20	3,500,000	3,679,428
Fidelity National Information Services, Inc., 3.625% Sr. Unsec. Nts., 10/15/20	2,300,000	2,386,188
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	4,232,000	4,254,933
		10,320,549

Semiconductors & Semiconductor Equipment—0.7%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3% Sr. Unsec. Nts., 1/15/22[1]	5,600,000	5,602,817

27        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Semiconductors & Semiconductor Equipment (Continued)
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts., 6/1/21[1]	$3,500,000	$3,639,090
		9,241,907

Software—1.2%
Activision Blizzard, Inc., 2.30% Sr. Unsec. Nts., 9/15/21[1]	3,620,000	3,554,330
Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	2,500,000	2,505,037
3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	3,040,350
Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,577,000
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
4.42% Sr. Sec. Nts., 6/15/21[1]	4,100,000	4,306,460
5.875% Sr. Unsec. Nts., 6/15/21[1]	188,000	198,951
		16,182,128

Technology Hardware, Storage & Peripherals—0.5%
Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17	2,607,000	2,618,969
4.40% Sr. Unsec. Nts., 10/15/22	3,100,000	3,260,906
Xerox Corp., 2.95% Sr. Unsec. Nts., 3/15/17	900,000	900,590
		6,780,465

Materials—4.6%
Chemicals—2.1%
CF Industries, Inc.:
3.40% Sr. Sec. Nts., 12/1/21[1]	3,000,000	3,011,103
7.125% Sr. Unsec. Nts., 5/1/20	2,550,000	2,808,187
Eastman Chemical Co., 2.70% Sr. Unsec. Nts., 1/15/20	4,950,000	5,024,131
LyondellBasell Industries NV, 5% Sr. Unsec. Nts., 4/15/19	3,920,000	4,146,239
Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	2,600,000	2,624,417
RPM International, Inc.:
6.125% Sr. Unsec. Nts., 10/15/19	2,500,000	2,745,452
6.50% Sr. Unsec. Nts., 2/15/18	2,000,000	2,092,732
Westlake Chemical Corp., 4.625% Sr. Unsec. Nts., 2/15/21[1]	3,500,000	3,640,123
Yara International ASA, 7.875% Sr. Unsec. Nts., 6/11/19[1]	2,750,000	3,071,791
		29,164,175

Containers & Packaging—1.3%
Ball Corp., 4.375% Sr. Unsec. Nts., 12/15/20	3,300,000	3,477,375
Graphic Packaging International, Inc., 4.75% Sr. Unsec. Nts., 4/15/21	1,958,000	2,070,585
Packaging Corp. of America, 6.50% Sr. Unsec. Nts., 3/15/18	2,400,000	2,510,823
Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[1]	3,100,000	3,503,000
Silgan Holdings, Inc., 5% Sr. Unsec. Nts., 4/1/20	2,600,000	2,648,750
WestRock RKT Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,205,000	3,298,634
		17,509,167

Metals & Mining—1.0%
Freeport-McMoRan, Inc., 2.15% Sr. Unsec. Nts., 3/1/17	3,500,000	3,500,000

28        OPPENHEIMER LIMITED-TERM BOND FUND

	Principal Amount	Value
Metals & Mining (Continued)
Glencore Finance Canada Ltd., 2.70% Sr. Unsec. Nts., 10/25/17[1]	$2,000,000	$2,012,582
Goldcorp, Inc.:
3.625% Sr. Unsec. Nts., 6/9/21	2,000,000	2,061,270
3.70% Sr. Unsec. Nts., 3/15/23	2,050,000	2,093,509
Newmont Mining Corp., 5.125% Sr. Unsec. Nts., 10/1/19	1,500,000	1,604,003
Teck Resources Ltd., 8% Sr. Unsec. Nts., 6/1/21[1]	3,100,000	3,452,625
		14,723,989

Paper & Forest Products—0.2%
Georgia-Pacific LLC, 5.40% Sr. Unsec. Nts., 11/1/20[1]	2,600,000	2,858,466

Telecommunication Services—2.6%
Diversified Telecommunication Services—2.3%
AT&T, Inc., 2.80% Sr. Unsec. Nts., 2/17/21	9,050,000	9,079,612
British Telecommunications plc, 5.95% Sr. Unsec. Nts., 1/15/18	2,000,000	2,073,230
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	3,400,000	3,606,142
Deutsche Telekom International Finance BV, 2.82% Sr. Unsec. Nts., 1/19/22[1]	5,600,000	5,590,110
Orange SA, 4.125% Sr. Unsec. Nts., 9/14/21	900,000	953,397
Telecom Italia Capital SA, 7.175% Sr. Unsec. Nts., 6/18/19	2,100,000	2,308,687
Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,139,929
Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	1,973,000	1,892,628
4.50% Sr. Unsec. Nts., 9/15/20	3,800,000	4,056,192
		32,699,927

Wireless Telecommunication Services—0.3%
Rogers Communications, Inc., 6.80% Sr. Unsec. Nts., 8/15/18	3,650,000	3,915,384

Utilities—5.9%
Electric Utilities—3.8%
Cleveland Electric Illuminating Co. (The), 8.875% Sec. Nts., 11/15/18	3,100,000	3,450,235
Edison International, 3.75% Sr. Unsec. Unsub. Nts., 9/15/17	4,314,000	4,362,973
EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	3,350,000	3,469,253
Emera US Finance LP:
2.15% Sr. Unsec. Nts., 6/15/19	1,169,000	1,167,733
2.70% Sr. Unsec. Nts., 6/15/21	3,500,000	3,484,267
Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,750,000	2,818,420
Entergy Corp., 5.125% Sr. Unsec. Nts., 9/15/20	3,500,000	3,773,784
Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	422,000	460,537
Exelon Generation Co. LLC, 6.20% Sr. Unsec. Nts., 10/1/17	2,472,000	2,537,305
Fortis, Inc. (Canada), 2.10% Sr. Unsec. Nts., 10/4/21[1]	4,350,000	4,229,805
Great Plains Energy, Inc.:
4.85% Sr. Unsec. Nts., 6/1/21	2,540,000	2,713,464
6.875% Sr. Unsec. Nts., 9/15/17	2,368,000	2,428,131

29        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Electric Utilities (Continued)
Iberdrola Finance Ireland Ltd., 5% Sr. Unsec. Nts., 9/11/19[1]	$2,000,000	$2,129,182
ITC Holdings Corp., 6.05% Sr. Unsec. Nts., 1/31/18[1]	1,725,000	1,797,635
Kentucky Power Co., 6% Sr. Unsec. Nts., 9/15/17[1]	1,106,000	1,132,106
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[1]	1,470,000	1,597,937
Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	799,301
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,230,000	2,393,849
Southern Co. (The), 1.55% Sr. Unsec. Nts., 7/1/18	3,350,000	3,340,814
Southern Power Co., 2.50% Sr. Unsec. Nts., 12/15/21	3,700,000	3,656,029
Southwestern Electric Power Co., 5.875% Sr. Unsec. Nts., 3/1/18	1,515,000	1,576,821
		53,319,581

Independent Power and Renewable Electricity Producers—0.3%
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	3,400,000	3,476,500

Multi-Utilities—1.8%
CenterPoint Energy Resources Corp., 4.50% Sr. Unsec. Nts., 1/15/21	3,400,000	3,594,878
Dominion Resources, Inc.:
2.75% Sr. Unsec. Nts., 1/15/22	3,000,000	2,997,885
2.962% Jr. Sub. Nts., 7/1/19[2]	4,700,000	4,760,104
DTE Energy Co., 3.30% Sr. Unsec. Nts., 6/15/22	3,500,000	3,567,462
Enable Midstream Partners LP, 2.40% Sr. Unsec. Nts., 5/15/19	3,000,000	2,977,923
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	2,000,000	2,151,494
NiSource Finance Corp., 6.80% Sr. Unsec. Nts., 1/15/19	4,325,000	4,699,294
		24,749,040
Total Corporate Bonds and Notes (Cost $929,759,548)		932,563,286

Short-Term Notes—2.1%
Agrium, Inc., 1.102%, 4/24/17[8,9]	6,200,000	6,189,798
Amphenol Corp., 0.95%, 3/10/17[9]	2,700,000	2,699,289
Dollar General Corp., 0.89%, 3/7/17[1,8,9]	1,000,000	999,793
DTE Capital Corp., 0.89%, 3/2/17[9]	4,000,000	3,999,791
Eaton Corp., 0.95%, 3/9/17[8,9]	3,600,000	3,599,148
Equifax, Inc., 0.941%, 3/20/17[8,9]	2,700,000	2,698,528
McKesson Corp., 1.011%, 3/6/17[8,9]	2,200,000	2,199,654
Mohawk Industries, Inc., 0.941%, 3/17/17[8,9]	6,200,000	6,197,178
Total Short-Term Notes (Cost $28,583,883)		28,583,179

	Shares
Investment Company—1.8%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 0.50%[10,11] (Cost $25,488,099)	25,488,099	25,488,099
Total Investments, at Value (Cost $1,384,483,758)	100.5%	1,393,266,057
Net Other Assets (Liabilities)	(0.5)	(7,512,442)
Net Assets	100.0%	$1,385,753,615

30        OPPENHEIMER LIMITED-TERM BOND FUND

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $396,208,221 or 28.59% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $8,369,065 or 0.60% of the Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $60,497 or less than 0.005% of the Fund’s net assets at period end.

7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

8. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $21,884,099 or 1.58% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

9. Current yield as of period end.

10. Rate shown is the 7-day yield at period end.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares			Shares
	August 31,	Gross	Gross	February 28,
	2016	Additions	Reductions	2017
Oppenheimer Institutional Government Money Market Fund, Cl. Ea	29,850,112	347,977,810	352,339,823	25,488,099

			Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. Ea			$25,488,099	$42,113

a. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

Futures Contracts as of February 28, 2017
				Number		Unrealized
			Expiration	of		Appreciation
Description	Exchange	Buy/Sell	Date	Contracts	Value	(Depreciation)
United States Treasury Long Bonds	CBT	Buy	6/21/17	25	$3,791,406	$14,775
United States Treasury Nts., 10 yr.	CBT	Sell	6/21/17	707	88,076,734	537
United States Treasury Nts., 2 yr.	CBT	Buy	6/30/17	1,797	388,882,031	44,607

31        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts (Continued)
				Number		Unrealized
			Expiration	of		Appreciation
Description	Exchange	Buy/Sell	Date	Contracts	Value	(Depreciation)
United States Treasury Nts., 5 yr.	CBT	Sell	6/30/17	1,467	$172,670,484	$(5,798)
$54,121

Glossary:
Exchange Abbreviations
CBT	Chicago Board of Trade

See accompanying Notes to Financial Statements.

32        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES February 28, 2017 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $1,358,995,659)	$1,367,777,958
Affiliated companies (cost $25,488,099)	25,488,099
1,393,266,057
Cash used for collateral on futures	1,845,000
Cash used for collateral on forward roll transactions	358,000
Receivables and other assets:
Interest, dividends and principal paydowns	10,283,012
Investments sold	3,893,797
Shares of beneficial interest sold	1,444,552
Variation margin receivable	133,503
Other	112,998
Total assets	1,411,336,919
Liabilities
Bank overdraft	2,306,819
Payables and other liabilities:
Investments purchased (including $19,105,315 purchased on a when-issued or delayed delivery basis)	20,617,142
Shares of beneficial interest redeemed	1,920,892
Dividends	335,440
Distribution and service plan fees	173,561
Trustees’ compensation	163,994
Variation margin payable	27,312
Shareholder communications	6,770
Other	31,374
Total liabilities	25,583,304
Net Assets	$1,385,753,615

Composition of Net Assets
Par value of shares of beneficial interest	$304,739
Additional paid-in capital	1,405,805,444
Accumulated net investment loss	(200,591)
Accumulated net realized loss on investments	(28,992,397)
Net unrealized appreciation on investments	8,836,420
Net Assets	$1,385,753,615

33        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:

Net asset value and redemption price per share (based on net assets of $696,840,854 and 153,389,306 shares of beneficial interest outstanding)	$4.54

Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$4.64

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,418,552 and 1,414,960 shares of beneficial interest outstanding)	$4.54

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $161,065,797 and 35,515,278 shares of beneficial interest outstanding)	$4.54

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $200,843,337 and 44,087,551 shares of beneficial interest outstanding)	$4.56

Class R Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $34,599,737 and 7,617,139 shares of beneficial interest outstanding)	$4.54

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $285,985,338 and 62,715,154 shares of beneficial interest outstanding)	$4.56

See accompanying Notes to Financial Statements.

34        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT

OF OPERATIONS For the Six Months Ended February 28, 2017 Unaudited

Investment Income
Interest (net of foreign withholding taxes of $28,326)	$17,651,815
Fee income on when-issued securities	2,519,447
Dividends—affiliated companies	42,113
Total investment income	20,213,375
Expenses
Management fees	2,850,044
Distribution and service plan fees:
Class A	869,642
Class B	39,466
Class C	861,395
Class R	87,101
Transfer and shareholder servicing agent fees:
Class A	791,295
Class B	8,708
Class C	189,972
Class I	29,220
Class R	39,324
Class Y	314,101
Shareholder communications:
Class A	12,750
Class B	264
Class C	2,796
Class I	16
Class R	695
Class Y	2,317
Borrowing fees	12,791
Trustees’ compensation	11,714
Custodian fees and expenses	7,951
Other	56,067
Total expenses	6,187,629
Less waivers and reimbursements of expenses	(216,054)
Net expenses	5,971,575

Net Investment Income	14,241,800

35        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT

OF OPERATIONS Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions in unaffiliated companies (including premiums on options exercised)	$(4,634,426)
Closing and expiration of futures contracts	7,574,768
Closing and expiration of swaption contracts written	351,633
Net realized gain	3,291,975
Net change in unrealized appreciation/depreciation on:
Investment transactions	(13,784,866)
Futures contracts	(261,198)
Swaption contracts written	14,569
Net change in unrealized appreciation/depreciation	(14,031,495)

Net Increase in Net Assets Resulting from Operations	$3,502,280

See accompanying Notes to Financial Statements.

36        OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
Operations
Net investment income	$14,241,800	$26,121,024
Net realized gain (loss)	3,291,975	(11,738,804)
Net change in unrealized appreciation/depreciation	(14,031,495)	14,016,909
Net increase in net assets resulting from operations	3,502,280	28,399,129
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(8,223,479)	(15,131,548)
Class B	(56,875)	(163,226)
Class C	(1,269,854)	(2,251,308)
Class I	(2,602,533)	(3,746,261)
Class R	(354,713)	(632,673)
Class Y	(3,528,135)	(5,637,344)
	(16,035,589)	(27,562,360)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(39,670,013)	23,523,492
Class B	(3,832,522)	(5,422,962)
Class C	(20,359,788)	23,186,043
Class I	12,565,090	73,084,580
Class R	(1,712,852)	2,305,242
Class Y	5,016,454	124,722,450
	(47,993,631)	241,398,845
Net Assets
Total increase (decrease)	(60,526,940)	242,235,614
Beginning of period	1,446,280,555	1,204,044,941
End of period (including accumulated net investment income (loss) of $(200,591) and $1,593,198, respectively)	$1,385,753,615	$1,446,280,555

See accompanying Notes to Financial Statements.

37        OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]	Year Ended August 31, 2012[1]
Per Share Operating Data
Net asset value, beginning of period	$4.58	$4.59	$4.67	$4.66	$4.93	$4.82
Income (loss) from investment operations:
Net investment income[3]	0.05	0.09	0.11	0.13	0.09	0.11
Net realized and unrealized gain (loss)	(0.04)	0.00[4]	(0.07)	0.03	(0.15)	0.16
Total from investment operations	0.01	0.09	0.04	0.16	(0.06)	0.27
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.05)	(0.10)	(0.12)	(0.15)	(0.09)	(0.11)
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.12)	(0.05)
Total dividends and/or distributions to shareholders	(0.05)	(0.10)	(0.12)	(0.15)	(0.21)	(0.16)
Net asset value, end of period	$4.54	$4.58	$4.59	$4.67	$4.66	$4.93

Total Return, at Net Asset Value[5]	0.26%	2.01%	0.77%	3.32%	(1.21)%	5.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$696,841	$742,857	$719,405	$664,895	$632,387	$754,344
Average net assets (in thousands)	$725,040	$720,074	$703,391	$623,486	$722,428	$724,262
Ratios to average net assets:[6]
Net investment income	2.03%	1.99%	2.41%	2.62%	1.85%	2.27%
Expenses excluding specific expenses listed below	0.88%	0.88%	0.90%	0.91%	1.00%	0.99%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%[7]	0.00%	0.00%	0.00%
Total expenses	0.88%[8]	0.88%[8]	0.90%[8]	0.91%[8]	1.00%	0.99%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.82%	0.82%	0.82%	0.85%	0.90%	0.90%
Portfolio turnover rate[9]	41%	55%	83%	147%	162%	143%

38        OPPENHEIMER LIMITED-TERM BOND FUND

1. September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2017	0.88%
Year Ended August 31, 2016	0.89%
Year Ended August 31, 2015	0.90%
Year Ended August 29, 2014	0.91%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2017	$964,414,961	$1,019,977,616
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964

See accompanying Notes to Financial Statements.

39        OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class B	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]	Year Ended August 31, 2012[1]
Per Share Operating Data
Net asset value, beginning of period	$4.57	$4.58	$4.67	$4.65	$4.92	$4.81
Income (loss) from investment operations:
Net investment income[3]	0.03	0.05	0.08	0.09	0.05	0.08
Net realized and unrealized gain (loss)	(0.03)	0.00[4]	(0.09)	0.03	(0.14)	0.16
Total from investment operations	0.00	0.05	(0.01)	0.12	(0.09)	0.24
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.03)	(0.06)	(0.08)	(0.10)	(0.05)	(0.08)
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.13)	(0.05)
Total dividends and/or distributions to shareholders	(0.03)	(0.06)	(0.08)	(0.10)	(0.18)	(0.13)
Net asset value, end of period	$4.54	$4.57	$4.58	$4.67	$4.65	$4.92

Total Return, at Net Asset Value[5]	0.07%	1.18%	(0.18)%	2.51%	(1.94)%	4.98%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,419	$10,324	$15,780	$24,216	$34,046	$54,057
Average net assets (in thousands)	$7,944	$12,502	$19,477	$28,962	$45,170	$55,554
Ratios to average net assets:[6]
Net investment income	1.21%	1.18%	1.58%	1.86%	1.10%	1.54%
Expenses excluding specific expenses listed below	1.64%	1.65%	1.66%	1.66%	1.93%	1.92%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%[7]	0.00%	0.00%	0.00%
Total expenses	1.64%[8]	1.65%[8]	1.66%[8]	1.66%[8]	1.93%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.64%[9]	1.64%	1.65%	1.63%	1.65%	1.65%
Portfolio turnover rate[10]	41%	55%	83%	147%	162%	143%

40        OPPENHEIMER LIMITED-TERM BOND FUND

1. September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Less than $0.005 per share.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2017	1.64%
Year Ended August 31, 2016	1.66%
Year Ended August 31, 2015	1.66%
Year Ended August 29, 2014	1.66%

9. Waiver was less than 0.005%

10. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2017	$964,414,961	$1,019,977,616
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964

See accompanying Notes to Financial Statements.

41        OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class C	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]	Year Ended August 31, 2012[1]
Per Share Operating Data
Net asset value, beginning of period	$4.57	$4.57	$4.66	$4.66	$4.92	$4.81
Income (loss) from investment operations:
Net investment income[3]	0.03	0.05	0.07	0.09	0.06	0.07
Net realized and unrealized gain (loss)	(0.03)	0.01	(0.08)	0.02	(0.14)	0.16
Total from investment operations	0.00	0.06	(0.01)	0.11	(0.08)	0.23
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.03)	(0.06)	(0.08)	(0.11)	(0.06)	(0.07)
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.12)	(0.05)
Total dividends and/or distributions to shareholders	(0.03)	(0.06)	(0.08)	(0.11)	(0.18)	(0.12)
Net asset value, end of period	$4.54	$4.57	$4.57	$4.66	$4.66	$4.92

Total Return, at Net Asset Value[4]	0.07%	1.19%	(0.06)%	2.40%	(1.84)%	4.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$161,066	$182,976	$159,614	$134,000	$119,677	$161,528
Average net assets (in thousands)	$173,953	$174,995	$156,321	$122,206	$145,990	$155,641
Ratios to average net assets:[5]
Net investment income	1.22%	1.18%	1.58%	1.82%	1.10%	1.52%
Expenses excluding specific expenses listed below	1.64%	1.64%	1.65%	1.65%	1.78%	1.76%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%
Total expenses	1.64%[7]	1.64%[7]	1.65%[7]	1.65%[7]	1.78%	1.76%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.64%[8]	1.63%	1.64%	1.64%	1.65%	1.65%
Portfolio turnover rate[9]	41%	55%	83%	147%	162%	143%

42        OPPENHEIMER LIMITED-TERM BOND FUND

1. September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2017	1.64%
Year Ended August 31, 2016	1.65%
Year Ended August 31, 2015	1.65%
Year Ended August 29, 2014	1.65%

8. Waiver was less than 0.005%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2017	$964,414,961	$1,019,977,616
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964

See accompanying Notes to Financial Statements.

43        OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Period Ended August 30, 2013[1,2,3]
Per Share Operating Data
Net asset value, beginning of period	$4.59	$4.59	$4.68	$4.67	$4.70
Income (loss) from investment operations:
Net investment income[4]	0.05	0.11	0.13	0.14	0.01
Net realized and unrealized gain (loss)	(0.02)	0.01	(0.08)	0.03	(0.03)
Total from investment operations	0.03	0.12	0.05	0.17	(0.02)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.12)	(0.14)	(0.16)	(0.01)
Distributions from net realized gain	0.00	0.00	0.00	0.00	0.00
Total dividends and/or distributions to shareholders	(0.06)	(0.12)	(0.14)	(0.16)	(0.01)
Net asset value, end of period	$4.56	$4.59	$4.59	$4.68	$4.67

Total Return, at Net Asset Value[5]	0.67%	2.41%	1.03%	3.70%	(0.20)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$200,843	$189,947	$116,806	$4,362	$10
Average net assets (in thousands)	$196,485	$151,529	$9,764	$4,274	$10
Ratios to average net assets:[6]
Net investment income	2.41%	2.36%	2.76%	3.01%	2.58%
Expenses excluding specific expenses listed below	0.45%	0.45%	0.46%	0.47%	0.44%
Interest and fees from borrowings	0.00%[7]	0.00%[7]	0.00%[7]	0.00%	0.00%
Total expenses	0.45%[8]	0.45%[8]	0.46%[8]	0.47%[8]	0.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.45%[9]	0.44%	0.46%[9]	0.47%[9]	0.44%
Portfolio turnover rate[10]	41%	55%	83%	147%	162%

44        OPPENHEIMER LIMITED-TERM BOND FUND

1. September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. For the period from August 1, 2013 (inception of offering) to August 30, 2013.

4. Per share amounts calculated based on the average shares outstanding during the period.

5. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

6. Annualized for periods less than one full year.

7. Less than 0.005%.

8. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2017	0.45%
Year Ended August 31, 2016	0.46%
Year Ended August 31, 2015	0.46%
Year Ended August 29, 2014	0.47%

9. Waiver was less than 0.005%

10. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2017	$964,414,961	$1,019,977,616
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Period Ended August 30, 2013	$5,364,504,647	$5,515,045,235

See accompanying Notes to Financial Statements.

45        OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class R	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]	Year Ended August 31, 2012[1]
Per Share Operating Data
Net asset value, beginning of period	$4.58	$4.59	$4.67	$4.66	$4.93	$4.82
Income (loss) from investment operations:
Net investment income[3]	0.04	0.08	0.09	0.11	0.08	0.10
Net realized and unrealized gain (loss)	(0.04)	(0.01)	(0.07)	0.03	(0.15)	0.16
Total from investment operations	0.00	0.07	0.02	0.14	(0.07)	0.26
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.04)	(0.08)	(0.10)	(0.13)	(0.08)	(0.10)
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.12)	(0.05)
Total dividends and/or distributions to shareholders	(0.04)	(0.08)	(0.10)	(0.13)	(0.20)	(0.15)
Net asset value, end of period	$4.54	$4.58	$4.59	$4.67	$4.66	$4.93

Total Return, at Net Asset Value[4]	0.11%	1.82%	0.35%	3.03%	(1.45)%	5.50%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,600	$36,621	$34,318	$29,966	$33,368	$44,488
Average net assets (in thousands)	$36,033	$35,078	$32,247	$31,470	$39,970	$44,693
Ratios to average net assets:[5]
Net investment income	1.73%	1.69%	2.10%	2.34%	1.60%	2.02%
Expenses excluding specific expenses listed below	1.13%	1.13%	1.13%	1.13%	1.33%	1.30%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%
Total expenses	1.13%[7]	1.13%[7]	1.13%[7]	1.13%[7]	1.33%	1.30%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.13%[8]	1.12%	1.13%[8]	1.13%[8]	1.15%	1.15%
Portfolio turnover rate[9]	41%	55%	83%	147%	162%	143%

46        OPPENHEIMER LIMITED-TERM BOND FUND

1. September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2017	1.13%
Year Ended August 31, 2016	1.14%
Year Ended August 31, 2015	1.13%
Year Ended August 29, 2014	1.13%

8. Waiver was less than 0.005%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2017	$964,414,961	$1,019,977,616
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964

See accompanying Notes to Financial Statements.

47        OPPENHEIMER LIMITED-TERM BOND FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016[1]	Year Ended August 31, 2015[1]	Year Ended August 29, 2014[1,2]	Year Ended August 30, 2013[1,2]	Year Ended August 31, 2012[1]
Per Share Operating Data
Net asset value, beginning of period	$4.60	$4.60	$4.68	$4.67	$4.95	$4.84
Income (loss) from investment operations:
Net investment income[3]	0.05	0.10	0.12	0.13	0.10	0.12
Net realized and unrealized gain (loss)	(0.03)	0.01	(0.07)	0.04	(0.15)	0.16
Total from investment operations	0.02	0.11	0.05	0.17	(0.05)	0.28
Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.06)	(0.11)	(0.13)	(0.16)	(0.10)	(0.12)
Distributions from net realized gain	0.00	0.00	0.00	0.00	(0.13)	(0.05)
Total dividends and/or distributions to shareholders	(0.06)	(0.11)	(0.13)	(0.16)	(0.23)	(0.17)
Net asset value, end of period	$4.56	$4.60	$4.60	$4.68	$4.67	$4.95

Total Return, at Net Asset Value[4]	0.35%	2.32%	0.95%	3.52%	(1.05)%	6.02%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$285,985	$283,556	$158,122	$62,009	$16,412	$16,762
Average net assets (in thousands)	$287,898	$249,010	$118,474	$27,625	$18,643	$17,648
Ratios to average net assets:[5]
Net investment income	2.22%	2.17%	2.56%	2.69%	2.11%	2.49%
Expenses excluding specific expenses listed below	0.64%	0.64%	0.65%	0.66%	0.70%	0.67%
Interest and fees from borrowings	0.00%[6]	0.00%[6]	0.00%[6]	0.00%	0.00%	0.00%
Total expenses	0.64%[7]	0.64%[7]	0.65%[7]	0.66%[7]	0.70%	0.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.64%[8]	0.63%	0.64%	0.65%	0.65%	0.65%
Portfolio turnover rate[9]	41%	55%	83%	147%	162%	143%

48        OPPENHEIMER LIMITED-TERM BOND FUND

1. September 11, 2015, the Fund effected a share split as described in Note 11 of the accompanying Notes. Per share data prior to this date has been restated to give effect to the share split.

2. Represents the last business day of the Fund’s reporting period.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Less than 0.005%.

7. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Six Months Ended February 28, 2017	0.64%
Year Ended August 31, 2016	0.65%
Year Ended August 31, 2015	0.65%
Year Ended August 29, 2014	0.66%

8. Waiver was less than 0.005%

9. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended February 28, 2017	$964,414,961	$1,019,977,616
Year Ended August 31, 2016	$2,237,586,604	$2,271,024,565
Year Ended August 31, 2015	$2,927,863,777	$2,846,781,904
Year Ended August 29, 2014	$1,812,277,358	$2,019,761,146
Year Ended August 30, 2013	$5,364,504,647	$5,515,045,235
Year Ended August 31, 2012	$4,076,812,506	$3,925,961,964

See accompanying Notes to Financial Statements.

49        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS February 28, 2017 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C, Class I, Class R and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. As of July 1, 2014, Class N shares were renamed Class R shares. Class N shares subject to a contingent deferred sales charge (“CDSC”) on July 1, 2014, continue to be subject to a CDSC after the shares were renamed. Purchases of Class R shares occurring on or after July 1, 2014, are not subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a CDSC. Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

50        OPPENHEIMER LIMITED-TERM BOND FUND

2. Significant Accounting Policies (Continued)

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open

51        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Significant Accounting Policies (Continued)

for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended August 31, 2016, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

During the fiscal year ended August 31, 2016, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had straddle losses of $340,212 which were deferred. Details of the fiscal year ended August 31, 2016 capital loss carryforwards are included in the table below. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. Capital losses with no expiration will be carried forward to future years if not offset by gains.

Expiring
No expiration	$31,733,937

At period end, it is estimated that the capital loss carryforwards would be $28,782,174, which will not expire. The estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the reporting period, it is estimated that the Fund will utilize $3,291,975 of capital loss carryforward to offset realized capital gains.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,384,486,663
Federal tax cost of other investments	131,872,098

Total federal tax cost	$1,516,358,761

Gross unrealized appreciation	$16,281,793
Gross unrealized depreciation	(7,448,278)

Net unrealized appreciation	$8,833,515

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

52        OPPENHEIMER LIMITED-TERM BOND FUND

2. Significant Accounting Policies (Continued)

financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. OFI Global is currently evaluating the amendments and their impact, if any, on the fund’s financial statements.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies

53        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

(listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific

54        OPPENHEIMER LIMITED-TERM BOND FUND

3. Securities Valuation (Continued)

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered are measured using net asset value as a practical expedient, and are not classified in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

55        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

3. Securities Valuation (Continued)

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$212,521,483	$—	$212,521,483
Mortgage-Backed Obligations	—	190,487,842	74,196	190,562,038
U.S. Government Obligation	—	3,547,972	—	3,547,972
Corporate Bonds and Notes	—	932,563,286	—	932,563,286
Short-Term Notes	—	28,583,179	—	28,583,179
Investment Company	25,488,099	—	—	25,488,099

Total Investments, at Value	25,488,099	1,367,703,762	74,196	1,393,266,057
Other Financial Instruments:
Futures contracts	59,919	—	—	59,919

Total Assets	$25,548,018	$1,367,703,762	$74,196	$1,393,325,976

Liabilities Table
Other Financial Instruments:
Futures contracts	$(5,798)	$—	$—	$(5,798)

Total Liabilities	$(5,798)	$—	$—	$(5,798)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer

56        OPPENHEIMER LIMITED-TERM BOND FUND

4. Investments and Risks (Continued)

Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$19,105,315

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

57        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

At period end, the Fund pledged $358,000 of collateral to the counterparty for forward roll transactions.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but

58        OPPENHEIMER LIMITED-TERM BOND FUND

6. Use of Derivatives (Continued)

not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments.

59        OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $268,522,378 and $234,021,759 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $79,532 on purchased put options.

At period end, the Fund had no such purchased options outstanding.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

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6. Use of Derivatives (Continued)

The risk in writing a call option is that the market price of the security increases and if the option is exercised, the Fund must either purchase the security at a higher price for delivery or, if the Fund owns the underlying security, give up the opportunity for profit. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $35,444 on written put options.

At period end, the Fund had no such written options outstanding.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Written option activity for the reporting period was as follows:

	Number of	Amount of
	Contracts	Premiums
Options outstanding as of August 31, 2016	—	$—
Options written	39,810,000	298,575
Options exercised	(39,810,000)	(298,575)
Options outstanding as of February 28, 2017	—	$—

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Statement of Investments and the Statement of Assets and Liabilities. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual issuers and/or indexes of issuers. A purchased swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual issuers and/or indexes of issuers. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

During the reporting period, the Fund had an ending monthly average market value of $306,174 and $90,335 on purchased and written swaptions, respectively.

At period end, the Fund had no such purchased or written swaptions outstanding.

Written swaption activity for the reporting period was as follows:

	Notional	Amount of
	Amount	Premiums
Swaptions outstanding as of August 31, 2016	65,851,000	$351,633
Swaptions closed or expired	(65,851,000)	(351,633)
Swaptions outstanding as of February 28, 2017	—	$—

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities

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6. Use of Derivatives (Continued)

in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

The following table presents the valuations of derivative instruments by risk exposure as reported within the Statement of Assets and Liabilities at period end:

	Asset Derivatives			Liability Derivatives
Derivatives
Not Accounted for as Hedging	Statement of Assets			Statement of Assets
Instruments	and Liabilities Location	Value		and Liabilities Location	Value
Interest rate contracts	Variation margin receivable	$133,503	*	Variation margin payable	$27,312	*

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments
	from
	unaffiliated
	companies	Closing and
Derivatives	(including	expiration	Closing and
Not Accounted	premiums	of swaption	expiration
for as Hedging	on options	contracts	of futures
Instruments	exercised)*	written	contracts	Total
Credit contracts	$(1,049,012)	$351,633	$—	$(697,379)
Interest rate contracts	125,933	—	7,574,768	7,700,701

Total	$(923,079)	$351,633	$7,574,768	$7,003,322

*Includes purchased option contracts, purchased swaption contracts, written option contracts exercised and written swaption contracts exercised if any.

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6. Use of Derivatives (Continued)

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives
Not Accounted		Swaption
for as Hedging		contracts	Futures
Instruments	Investments*	written	contracts	Total
Credit contracts	$(9,280)	$14,569	$—	$5,289
Interest rate contracts	–	—	(261,198)	(261,198)
Total	$(9,280)	$14,569	$(261,198)	$(255,909)

*Includes purchased option contracts and purchased swaption contracts, if any.

7. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2017		Year Ended August 31, 2016
	Shares	Amount	Shares	Amount
Class A
Sold	17,863,983	$81,357,827	53,588,442	$246,518,436
Dividends and/or distributions reinvested	1,643,035	7,472,062	3,030,484	13,805,121
Redeemed	(28,251,894)	(128,499,902)	(51,452,705)	(236,800,065)
Shares tendered from share split	—	—	78,484,406[1]	—
Net increase (decrease)	(8,744,876)	$(39,670,013)	83,650,627	$23,523,492

Class B
Sold	52,933	$240,977	592,580	$2,724,291
Dividends and/or distributions reinvested	11,903	54,067	34,806	158,242
Redeemed	(906,583)	(4,127,566)	(1,769,354)	(8,305,495)
Shares tendered from share split	—	—	1,674,464[1]	—
Net increase (decrease)	(841,747)	$(3,832,522)	532,496	$(5,422,962)

Class C
Sold	4,187,090	$19,038,717	21,937,658	$100,447,379
Dividends and/or distributions reinvested	251,048	1,139,876	438,365	1,992,786
Redeemed	(8,927,861)	(40,538,381)	(17,206,594)	(79,254,122)
Shares tendered from share split	—	—	17,392,359[1]	—
Net increase (decrease)	(4,489,723)	$(20,359,788)	22,561,788	$23,186,043

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

7. Shares of Beneficial Interest (Continued)

	Six Months Ended February 28, 2017		Year Ended August 31, 2016
	Shares	Amount	Shares	Amount
Class I
Sold	6,951,859	$31,752,235	25,491,454	$116,983,485
Dividends and/or distributions reinvested	558,797	2,549,200	807,928	3,689,757
Redeemed	(4,764,344)	(21,736,345)	(10,391,649)	(47,588,662)
Shares tendered from share split	—	—	12,723,550[1]	—
Net increase	2,746,312	$12,565,090	28,631,283	$73,084,580

Class R
Sold	1,001,985	$4,557,888	2,643,681	$12,177,962
Dividends and/or distributions reinvested	72,670	330,441	130,121	592,735
Redeemed	(1,451,391)	(6,601,181)	(2,273,345)	(10,465,455)
Shares tendered from share split	—	—	3,749,079[1]	—
Net increase (decrease)	(376,736)	$(1,712,852)	4,249,536	$2,305,242

Class Y
Sold	19,931,246	$91,164,105	58,594,120	$269,005,814
Dividends and/or distributions reinvested	450,246	2,056,095	750,739	3,434,328
Redeemed	(19,320,940)	(88,203,746)	(32,063,050)	(147,717,692)
Shares tendered from share split	—	—	17,181,578[1]	—
Net increase	1,060,552	$5,016,454	44,463,387	$124,722,450

1. As of the close of September 11, 2015, the Fund implemented a share split which resulted in an addition of shares. See Note 11.

8. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IGMMF, for the reporting period were as follows:

	Purchases	Sales
Investment securities	$531,433,914	$514,230,029
U.S. government and government agency obligations	18,163,010	36,501,339
To Be Announced (TBA) mortgage-related securities	964,414,961	1,019,977,616

9. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

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9. Fees and Other Transactions with Affiliates (Continued)

Fee Schedule Through April 2, 2017
Up to $500 million	0.45%
Next $500 million	0.40
Next $4 billion	0.35
Over $5 billion	0.30

Fee Schedule Effective April 3, 2017
Up to $500 million	0.38%
Next $500 million	0.35
Next $4 billion	0.32
Over $5 billion	0.30

The Fund’s effective management fee for the reporting period was 0.40% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s Independent Trustees. Benefits are based on years of service and fees paid to each Trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active Independent Trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the reporting period, the Fund’s projected benefit obligations, payments to retired Trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$—
Payments Made to Retired Trustees	9,784
Accumulated Liability as of February 28, 2017	70,716

The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the

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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

9. Fees and Other Transactions with Affiliates (Continued)

annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares’ daily net assets and 0.25% on Class R shares’ daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets. The Plans continue in effect from year to year only if the Fund’s Board of Trustees votes annually to approve their continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

68        OPPENHEIMER LIMITED-TERM BOND FUND

9. Fees and Other Transactions with Affiliates (Continued)

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
February 28, 2017	$43,413	$7,759	$5,497	$9,256	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit the “Total expenses” for Class A shares so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, as a percentage of average annual net assets, will not exceed the annual rate of 0.82%. The expense limitations do not include interest and fees from borrowing and other expenses not incurred in the ordinary course of the Fund’s business. During the reporting period, the Manager waived fees and/or reimbursed the Fund $204,976 for Class A shares.

Effective April 3, 2017, the Manager has contractually agreed to reduce the limits to an annual rate of 0.75% for Class A, 0.40% for Class I and 0.45% for Class Y.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $11,078 for IGMMF management fees.

Waivers and/or reimbursements may be modified or terminated as set forth according to the terms in the prospectus.

10. Borrowings and Other Financing

Joint Credit Facility. A number of mutual funds managed by the Manager participate in a $1.3 billion revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with atypical redemption activity. Expenses and fees related to the Facility are paid by the participating funds and are disclosed separately or as other expenses on the Statement of Operations. The Fund did not utilize the Facility during the reporting period.

11. Share Split

As of the close of business on September 11, 2015, the Fund implemented a 2 for 1 share split. This share split effectively increased the number of outstanding shares for the Fund. As a result, shareholders’ accounts reflect additional shares with a lower net asset value per share. While the number of shares increased, neither the Fund’s holdings nor the total value of shareholders’ investments was affected. Per share data in the financial highlights prior to September 11, 2015, has been adjusted to give effect to this share split.

69        OPPENHEIMER LIMITED-TERM BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the terms of the Agreements and the renewal thereof. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meetings focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Managers and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Managers’ services, (ii) the comparative investment performance of the Fund and the Managers, (iii) the fees and expenses of the Fund, including comparative fee and expense information, (iv) the profitability of the Managers and their affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Managers from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Managers’ key personnel who provide such services. The Managers’ duties include providing the Fund with the services of the portfolio manager and the Sub-Adviser’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; and securities trading services. OFI Global is responsible for oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; risk management; and oversight of the Sub-Adviser. OFI Global is also responsible for providing certain administrative services to the Fund. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the U.S. Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by federal and state securities laws for the sale of the Fund’s shares. OFI Global also provides the Fund with office space, facilities and equipment.

70        OPPENHEIMER LIMITED-TERM BOND FUND

The Board also considered the quality of the services provided and the quality of the Managers’ resources that are available to the Fund. The Board took account of the fact that the Sub-Adviser has over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Managers’ advisory, administrative, accounting, legal, compliance and risk management services, and information the Board has received regarding the experience and professional qualifications of the Managers’ key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Peter Strzalkowski, the portfolio manager for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which the Board members have become knowledgeable about through their experiences with the Managers and in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreements.

Investment Performance of the Managers and the Fund. Throughout the year, the Managers provided information on the investment performance of the Fund, the Adviser and the Sub-Adviser, including comparative performance information. The Board also reviewed information, prepared by the Managers and by the independent consultant, comparing the Fund’s historical performance to relevant benchmarks or market indices and to the performance of other retail funds in the short-term bond category. The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was better than its category median.

Fees and Expenses of the Fund. The Board reviewed the fees paid to the Adviser and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load short-term bond funds with comparable asset levels and distribution features. After discussions with the Board, the Adviser has contractually agreed to waive fees and/or reimburse the Fund so that the total annual fund operating expenses, excluding certain expenses, as a percentage of average daily net assets will not exceed 0.82% for Class A shares, as calculated on the daily net assets of the Fund. This contractual fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board. The Board noted that the Fund’s contractual management fee was higher than its peer group median and category median. The Board also noted that the Fund’s total expenses, net of waivers, were equal to its peer group median and higher than its category median.

Economies of Scale and Profits Realized by the Managers. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ profitability from their relationship with the Fund. The Board also considered that the Managers must be able to

71        OPPENHEIMER LIMITED-TERM BOND FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY

AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the profits realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers receive as a result of their relationship with the Fund, including compensation paid to the Managers’ affiliates.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreements through September 30, 2017. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

72        OPPENHEIMER LIMITED-TERM BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

73        OPPENHEIMER LIMITED-TERM BOND FUND

DISTRIBUTION SOURCES Unaudited

For any distribution that took place over the Fund’s reporting period, the table below details on a per-share basis the percentage of the Fund’s total distribution payment amount that was derived from the following sources: net income, net profit from the sale of securities, and other capital sources. Other capital sources represent a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” You should not draw any conclusions about each Fund’s investment performance from the amounts of these distributions. This information is based upon income and capital gains using generally accepted accounting principles as of the date of each distribution. Because the Fund is actively managed, the relative amount of the Fund’s total distributions derived from various sources over the calendar year may change. Please note that this information should not be used for tax reporting purposes as the tax character of distributable income may differ from the amounts used for this notification. You will receive IRS tax forms in the first quarter of each calendar year detailing the actual amount of the taxable and non-taxable portion of distributions paid to you during the tax year.

For the most current information, please go to oppenheimerfunds.com. Select your Fund, then the ’Detailed’ tab; where ‘Dividends’ are shown, the Fund’s latest pay date will be followed by the sources of any distribution, updated daily.

				Other
	Pay		Net Profit	Capital
Fund Name	Date	Net Income	from Sale	Sources
Oppenheimer Limited-Term Bond Fund	12/30/16	57.0%	0.0%	43.0%

74        OPPENHEIMER LIMITED-TERM BOND FUND

OPPENHEIMER LIMITED-TERM BOND FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
Beth Ann Brown, Trustee
Edmund P. Giambastiani, Jr., Trustee
Elizabeth Krentzman, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Joanne Pace, Trustee
Daniel Vandivort, Trustee
Peter A. Strzalkowski, Vice President
Arthur P. Steinmetz, Trustee, President and Principal Executive Officer
Cynthia Lo Bessette, Secretary and Chief Legal Officer
Jennifer Foxson, Vice President and Chief Business Officer
Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money
Laundering Officer
Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc.
DBA OppenheimerFunds Services

Independent Registered	KPMG LLP
Public Accounting Firm

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

© 2017 OppenheimerFunds, Inc. All rights reserved.

75        OPPENHEIMER LIMITED-TERM BOND FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct,SM our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

76        OPPENHEIMER LIMITED-TERM BOND FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

●	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
●	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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79        OPPENHEIMER LIMITED-TERM BOND FUND

Visit us at oppenheimerfunds.com for 24-hr access to

account information and transactions or call us at 800.CALL

OPP (800.225.5677) for 24-hr automated information and

automated transactions. Representatives also available

Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com

Call Us 800 225 5677

Follow Us

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281 - 1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RS0220.001.0217 April 25, 2017

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2)	Exhibits attached hereto.

(3)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	4/13/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	4/13/2017